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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-05426

                              AIM Investment Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 01/31/07

Item 1.  Schedule of Investments.

                                 AIM CHINA FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2007

                                                     (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   CHI-QTR-1 1/07   A I M Advisors, Inc.

AIM China Fund

SCHEDULE OF INVESTMENTS

January 31, 2007
(Unaudited)

                                                     SHARES          VALUE
------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-89.61%(A)

AIRLINES-3.33%
Air China Ltd.-Class H                              1,200,000   $      852,949
China Eastern Airlines Corp. Ltd.-Class H (b)(c)    3,300,000          939,366
------------------------------------------------------------------------------
                                                                     1,792,315
------------------------------------------------------------------------------
AIRPORT SERVICES-2.09%
Beijing Capital International Airport Co.
  Ltd.-Class H (b)                                    420,000          389,426
Hong Kong Aircraft Engineering Co. Ltd.
  (Hong Kong)(b)                                       50,000          736,801
------------------------------------------------------------------------------
                                                                     1,126,227
------------------------------------------------------------------------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.08%
Lee & Man Holdings Ltd. (Cayman Islands)(b)           200,000          44,557
------------------------------------------------------------------------------
COAL & CONSUMABLE FUELS-5.24%
China Coal Energy Co.-Class H (c)                   1,500,000        1,135,345
China Shenhua Energy Co. Ltd.-Class H
  (Hong Kong)(b)                                      460,000        1,125,110
Yanzhou Coal Mining Co. Ltd.-Class H (b)              600,000          560,001
------------------------------------------------------------------------------
                                                                     2,820,456
------------------------------------------------------------------------------
COMMODITY CHEMICALS-2.01%
Sinopec Shanghai Petrochemical Co.
  Ltd.-Class H (Hong Kong)(b)                       2,200,000        1,082,995
------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-1.51%
ZTE Corp.-Class H (b)                                 180,000          811,405
------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING-1.28%
COSCO International Holdings Ltd. (b)               1,800,000          686,935
------------------------------------------------------------------------------
CONSTRUCTION MATERIALS-1.57%
Anhui Conch Cement Co. Ltd.-Class H (Hong
  Kong)(b)                                            250,000          846,023
------------------------------------------------------------------------------
DEPARTMENT STORES-1.12%
Lifestyle International Holdings Ltd.
  (Hong Kong)(b)                                      200,000          603,140
------------------------------------------------------------------------------
DISTILLERS & VINTNERS-1.37%
Yantai Changyu Pioneer Wine Co. Ltd.-Class B (b)      155,000          736,177
------------------------------------------------------------------------------
DISTRIBUTORS-0.64%
Integrated Distribution Services Group
  Ltd. (Hong Kong)(b)                                 180,000          345,785
------------------------------------------------------------------------------

                                                     SHARES          VALUE
------------------------------------------------------------------------------
DIVERSIFIED BANKS-7.85%
China Construction Bank-Class H (b)                 3,040,000   $    1,790,746
CITIC International Financial Holdings Ltd.
  (Hong Kong)(b)                                      900,000          753,778
Industrial and Commercial Bank of
  China-Class H (c)                                 2,900,000        1,682,462
------------------------------------------------------------------------------
                                                                     4,226,986
------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.38%
Teem Foundation Group Ltd. (Hong
  Kong)(b)(c)                                       1,000,000          206,871
------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT-2.94%
Solarfun Power Holdings Co., Ltd. -ADR(c)              45,600          685,368
Zhuzhou CSR Times Electric Co., Ltd.-Class H
  (Hong Kong)(c)                                      500,000          896,493
------------------------------------------------------------------------------
                                                                     1,581,861
------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS-2.26%
Meadville Holdings Ltd. (Hong Kong)(c)(e)             630,000          181,540
Neo-Neon Holdings Ltd. (Hong Kong)(c)               1,000,000        1,037,371
------------------------------------------------------------------------------
                                                                     1,218,911
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-1.71%
Mindray Medical International Ltd. -ADR(c)             37,800          918,540
------------------------------------------------------------------------------
HEAVY ELECTRICAL EQUIPMENT-2.10%
Dongfang Electrical Machinery Co.
  Ltd.-Class H (e)(f)                                 140,000          372,941
Harbin Power Equipment Co. Ltd.-Class H (b)           680,000          757,627
------------------------------------------------------------------------------
                                                                     1,130,568
------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES-2.58%
China Travel International Investment Hong
  Kong Ltd. (Hong Kong)                             1,250,000          545,900
Home Inns & Hotels Management, Inc.-ADR (c)            18,900          845,586
------------------------------------------------------------------------------
                                                                     1,391,486
------------------------------------------------------------------------------
INDUSTRIAL MACHINERY-2.42%
China International Marine Containers
  (Group) Co., Ltd.-Class B                           450,000          936,515
------------------------------------------------------------------------------

AIM China Fund

                                                     SHARES          VALUE
------------------------------------------------------------------------------
INDUSTRIAL MACHINERY-(CONTINUED)
Enric Energy Equipment Holdings Ltd. (c)              620,000   $      363,669
------------------------------------------------------------------------------
                                                                     1,300,184
------------------------------------------------------------------------------
INTEGRATED OIL & GAS-6.38%
China Petroleum and Chemical
  Corp.(Sinopen)-Class H (b)                        1,600,000        1,339,133
PetroChina Co. Ltd.-Class H (b)                     1,700,000        2,097,068
------------------------------------------------------------------------------
                                                                     3,436,201
------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-1.89%
China Communication Services Corp.
  Ltd.-Class H (c)                                  1,600,000        1,018,417
------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-1.39%
CITIC Securities Co., Ltd. (Equity
  Participation Ctfs. issued by BNP
  Paribas S.A.), expiring 04/21/10 (d)(e)(f)          166,000          746,668
------------------------------------------------------------------------------
INVESTMENT COMPANIES-3.15%
iShares Asia Trust (Hong Kong)                         80,000        1,160,831
Pufeng Fund (Equity Participation Ctfs.
  issued by UBS A.G.), expiring 12/10/09
  (d)(e)(f)                                         3,000,000          534,000
------------------------------------------------------------------------------
                                                                     1,694,831
------------------------------------------------------------------------------
LEISURE PRODUCTS-1.05%
Li Ning Co. Ltd. (Hong Kong)(b)                       330,000          565,362
------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE-5.47%
China Life Insurance Co., Ltd.-Class H (b)          1,000,000        2,947,239
------------------------------------------------------------------------------
MARINE-2.99%
China COSCO Holdings Co. Ltd.-Class H (b)           2,200,000        1,610,035
------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT-2.40%
The9 Ltd.  -ADR (U.S.A.)(c)                            35,000        1,289,750
------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION-3.98%
CNOOC Ltd. (Hong Kong)(b)                           2,500,000        2,142,187
------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.39%
China Everbright Ltd. (Hong Kong)(b)(c)               780,000          748,145
------------------------------------------------------------------------------
PAPER PRODUCTS-1.64%
Nine Dragons Paper Holdings Ltd. (b)                  520,000          883,012
------------------------------------------------------------------------------
PHARMACEUTICALS-0.35%
Golden Dragon Group (Holdings) Ltd. (Hong
  Kong)(c)                                          1,000,000          186,983
------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                   ----------   --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-3.47%
China Resources Land Ltd. (Hong Kong)(b)              680,000   $      687,578
Guangzhou Investment Co. Ltd. (Hong Kong)(b)        2,300,000          532,205
Shanghai Real Estate Ltd.                           2,500,000          646,756
------------------------------------------------------------------------------
                                                                     1,866,539
------------------------------------------------------------------------------
STEEL-6.99%
Maanshan Iron and Steel Co. Ltd.-Class H (b)        1,510,000          967,938
Shanxi Taigang Stainless Steel Co.,
  Ltd.-Class A (Equity Participation Ctfs.
  issued by BNP Paribas S.A.), expiring
  12/10/09 (d)(e)(f)                                  500,000        1,113,500
Xingda International Holdings Ltd. (c)              2,200,000        1,208,729
Xinxing Ductile Iron Pipes Co., Ltd.-Class
  A (Equity Participation Ctfs. issued by
  Credit Suisse), expiring 02/01/10 (d)(e)(f)         520,975          474,608
------------------------------------------------------------------------------
                                                                     3,764,775
------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-4.59%
China Mobile Ltd. (Hong Kong)(b)                      268,000        2,468,433
------------------------------------------------------------------------------
    Total Foreign Stocks & Other Equity
      Interests
      (Cost $42,093,056)                                            48,239,999
------------------------------------------------------------------------------
MONEY MARKET FUNDS-9.28%
Liquid Assets Portfolio -Institutional Class (g)    2,498,571        2,498,571
Premier Portfolio -Institutional Class (g)          2,498,571        2,498,571
------------------------------------------------------------------------------
    Total Money Market Funds
      (Cost $4,997,142)                                              4,997,142
==============================================================================
TOTAL INVESTMENTS-98.89%
  (Cost $47,090,198)                                                53,237,141
==============================================================================
OTHER ASSETS LESS LIABILITIES-1.11%                                    595,037
==============================================================================
NET ASSETS-100.00%                                              $   53,832,178
==============================================================================

Investment Abbreviations:

ADR   -- American Depositary Receipt
Ctfs. -- Certificates

Notes to Schedule of Investments:

(a) Each company listed in Foreign Stocks & Other Equity Interests is organized in China unless otherwise noted.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2007 was $29,405,078, which represented 54.62% of the Fund's Net Assets. See Note 1A.

(c) Non-income producing security.

(d) Security is considered an equity participation certificate. Equity participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them. The Fund is limited to investing 10% of its net assets in participation certificates.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM China Fund

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at January 31, 2007 was $3,423,257, which represented 6.36% of the Fund's Net Assets. See Note 1A.

(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2007 was $3,241,717, which represented 6.02% of the Fund's Net Assets.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM China Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

January 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM China Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM China Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

                                                                               CHANGE IN
                                                                               UNREALIZED
                                      VALUE      PURCHASES      PROCEEDS      APPRECIATION      VALUE        REALIZED    DIVIDEND
                                    10/31/06      AT COST      FROM SALES    (DEPRECIATION)    01/31/07    GAIN (LOSS)    INCOME
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio -
  Institutional Class              $  843,750   $ 9,832,410   $ (8,177,589)        $--        $2,498,571     $23,319        $--
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional
  Class                               843,750     9,832,410     (8,177,589)         --         2,498,571      23,175         --
=================================================================================================================================
TOTAL INVESTMENTS IN AFFILIATES    $1,687,500   $19,664,820   $(16,355,178)        $--        $4,997,142     $46,494        $--
=================================================================================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $36,337,657 and $13,373,054, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $6,937,717
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (930,979)
===============================================================================
Net unrealized appreciation of investment securities                $6,006,738
===============================================================================
Cost of investments for tax purposes is $47,230,403.

                           AIM DEVELOPING MARKETS FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   DVM-QTR-1 1/07   A I M Advisors, Inc.

AIM Developing Markets Fund

SCHEDULE OF INVESTMENTS
January 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-87.69%
ARGENTINA-1.70%
Banco Macro S.A. -ADR (Diversified Banks)               256,800   $    8,474,400
Tenaris S.A. -ADR (Oil & Gas Equipment &
   Services)                                            106,590        5,059,827
                                                                  --------------
                                                                      13,534,227
                                                                  --------------
BRAZIL-15.92%
All America Latina Logistica (Railroads) (a)          1,247,500       13,508,392
American Banknote S.A. (Commercial
   Printing) (Acquired 04/26/06; Cost
   $1,790,357)(b)                                       224,100        2,036,266
American Banknote S.A. (Commercial
   Printing)                                            601,600        5,466,387
Companhia Vale do Rio Doce -ADR (Steel)                 268,060        9,095,276
Dufry South America Ltd. (General
   Merchandise Stores) (Acquired
   12/19/2006; Cost $5,620,289)(b)(c)                   450,000        7,182,034
Equatorial Energia S.A. (Oil & Gas
   Exploration & Production) (Acquired
   03/31/06; Cost $2,374,486)(b)(c)(d)                  358,400        3,070,964
Equatorial Energia S.A. (Electric
   Utilities) (c)(d)                                    780,100        6,684,315
Gafisa S.A. (Homebuilding)                              705,400       10,295,144
Guararapes Confeccoes S.A. (Apparel,
   Accessories & Luxury Goods)                           77,000        3,371,027
Klabin Segall S.A. (Real Estate Management
   & Development) (Acquired 10/06/06; Cost
   $3,789,087)(b)(c)                                    546,020        4,704,299
Klabin Segall S.A. (Real Estate Management
   & Development) (c)                                    81,900          705,619
Localiza Rent a Car S.A. (Trucking)                     143,300        4,334,655
OdontoPrev S.A. (Life & Health Insurance)
   (Acquired 11/30/06; Cost $2,073,978)(b)
   (c)                                                  160,400        2,960,232
OdontoPrev S.A. (Life & Health Insurance)
   (c)                                                  265,200        4,894,348
PDG Realty S.A. (Diversified REIT's) (c)                600,000        3,954,709
Perdigao S.A. (Packaged Foods & Meats)                  391,700        4,979,120
Profarma Distribuidora de Produtos
   Farmaceuticos S.A. (Health Care
   Distributors) (c)                                    209,900        3,656,364
Rodobens Negocios Imobiliarios S.A. (Real
   Estate Management & Development) (c)                 432,000        4,627,010

                                                       SHARES          VALUE
                                                     ----------   --------------
BRAZIL-(CONTINUED)
Rossi Residencial S.A. (Homebuilding)
   (Acquired 02/14/06; Cost $1,383,422)(b)              119,500   $    1,333,373
Rossi Residencial S.A. (Homebuilding)                   285,300        3,183,357
Tam S.A. -ADR (Airlines) (c)                            163,600        5,338,268
Terna Participacoes S.A. (Electric
   Utilities) (Acquired 10/26/06; Cost
   $1,469,799)(b) (c) (d)                               150,000        1,624,256
Terna Participacoes S.A. (Electric
   Utilities) (c)(d)                                    288,800        3,127,233
Totvs S.A. (Application Software)
   (Acquired 03/08/06; Cost
   $2,966,396)(b)(c)                                    200,000        4,604,411
Totvs S.A. (Application Software) (c)                   271,200        6,243,582
Unibanco-Uniao de Bancos Brasileiros S.A.                59,400        5,632,902
   -GDR (Diversified Banks)
                                                                  --------------
                                                                     126,613,543
                                                                  --------------
CANADA-0.63%
Sherritt International Corp. (Diversified
   Metals & Mining)                                     421,200        4,993,405
                                                                  --------------
CHINA-6.92%
Celestial NutriFoods Ltd. (Packaged Foods &
   Meats) (c)(e)                                      5,516,000        5,385,040
China Petroleum and Chemical Corp.
   (Sinopen)-Class H (Integrated Oil & Gas)
   (e)                                               11,394,000        9,536,305
FU JI Food & Catering Services
   (Restaurants) (e)                                  3,751,000        7,906,338
Longcheer Holdings Ltd. (Integrated
   Telecommunication Services)                        4,777,000        3,452,803
Pine Agritech Ltd. (Agricultural Products)
   (e)                                                3,896,000        1,564,054
Ping An Insurance (Group) Co. of China Ltd.
   -Class H (Life & Health Insurance) (e)             1,545,000        7,511,831
SIM Technology Group Ltd. (Communications
   Equipment) (e)                                     7,218,000        2,839,175
Solarfun Power Holdings Co., Ltd. -ADR
   (Electrical Components & Equipment)
   (c)(f)                                               292,331        4,393,735
Xingda International Holdings Ltd. (Steel)
   (c)                                               10,467,000        5,750,804
Xiwang Sugar Holdings Co. Ltd. (Packaged
   Foods & Meats) (e)                                 5,448,000        2,651,319
Yantai North Andre Juice Co. Ltd. -Class H
   (Packaged Foods & Meats) (e)(g)                   34,735,000        4,048,266
                                                                  --------------
                                                                      55,039,670
                                                                  --------------
CZECH REPUBLIC-0.86%
CEZ A.S. (Electric Utilities)                           160,600        6,853,798
                                                                  --------------

AIM Developing Markets Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
EGYPT-0.73%
Orascom Construction Industries
   (Construction & Engineering)                         126,897   $    5,791,332
                                                                  --------------
GREECE-1.20%
Intralot S.A. (Casinos & Gaming) (e)                    283,500        9,548,375
                                                                  --------------
HONG KONG-2.15%
China Yurun Food Group Ltd. (Packaged Foods
   & Meats) (Acquired 09/23/05; Cost
   $520,988)(b)(e)                                    1,081,819          981,861
China Yurun Food Group Ltd. (Packaged Foods
   & Meats) (e)                                       2,750,000        2,495,905
CNOOC Ltd. (Oil & Gas Exploration &
   Production) (e)                                    3,606,000        3,089,891
eSun Holdings Ltd. (Hotels, Resorts &
   Cruise Lines) (c)(e)                               2,006,000        1,920,414
Hopewell Holdings Ltd. (Highways &
   Railtracks) (e)                                    2,121,000        8,127,622
Neo-Neon Holdings Ltd. (Electronic
   Equipment Manufacturers)  (Acquired
   12/08/06; Cost $392,963)(b)(c)                       438,000          454,368
                                                                  --------------
                                                                      17,070,061
                                                                  --------------
HUNGARY-1.99%
Egis Nyrt. (Pharmaceuticals) (e)(f)                      31,610        3,886,203
MOL Hungarian Oil and Gas Nyrt. (Integrated
   Oil & Gas) (e)                                        40,406        4,173,517
OTP Bank Nyrt. (Diversified Banks) (e)                  173,746        7,780,190
Technoimpex (Construction & Engineering)
   (c)(h)(i)                                              1,400               --
                                                                  --------------
                                                                      15,839,910
                                                                  --------------
INDIA-1.21%
HDFC Bank Ltd. -ADR (Diversified Banks)                  45,161        3,446,688
Infosys Technologies Ltd. -ADR (IT
   Consulting & Other Services)                         106,000        6,148,000
                                                                  --------------
                                                                       9,594,688
                                                                  --------------
INDONESIA-2.52%
PT Astra Agro Lestari Tbk (Agricultural
   Products) (e)                                      1,066,000        1,557,773
PT Astra International Tbk (Automobile
   Manufacturers) (e)                                 3,015,000        4,958,863
PT Telekomunikasi Indonesia -Series B
   (Integrated Telecommunication Services)
   (e)                                                8,042,500        8,397,518
PT United Tractors Tbk (Construction & Farm
   Machinery & Heavy Trucks) (e)                      6,894,000        5,112,663
                                                                  --------------
                                                                      20,026,817
                                                                  --------------
ISRAEL-1.24%
Israel Discount Bank A (Diversified Banks)
   (c)(e)                                             2,813,600        5,930,198
Teva Pharmaceutical Industries Ltd. -ADR
   (Pharmaceuticals)                                    111,512        3,914,071
                                                                  --------------
                                                                       9,844,269
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
LUXEMBOURG-0.95%
Millicom International Cellular S.A.
   (Wireless Telecommunication Services)
   (c)(f)                                               113,900   $    7,567,516
                                                                  --------------
MALAYSIA-3.22%
Public Bank Berhad (Diversified Banks) (e)            4,542,600       11,971,245
SP Setia Berhad (Real Estate Management &
   Development) (e)                                   7,949,900       13,651,540
                                                                  --------------
                                                                      25,622,785
                                                                  --------------
MEXICO-7.55%
America Movil S.A. de C.V. -Series L -ADR
   (Wireless Telecommunication Services)                209,300        9,284,548
Corporacion GEO, S.A. de C.V. -Series B
   (Homebuilding) (c)                                 1,011,700        5,370,231
Corporacion Moctezuma, S.A. de C.V.
   (Construction Materials)  (Acquired
   03/01/06; Cost $2,899,780)(b)                      1,551,600        3,950,220
Corporacion Moctezuma, S.A. de C.V.
   (Construction Materials)                             349,900          890,810
Grupo FAMSA S.A. -Series A (Department
   Stores) (Acquired 05/19/06; Cost
   $2,327,038)(b)(c)                                  1,000,000        4,544,628
Grupo Financiero Banorte S.A. de C.V.
   -Class O (Diversified Banks) (h)                   1,522,000        6,056,459
Grupo Televisa S.A. -ADR (Broadcasting &
   Cable TV)                                            233,912        6,891,048
TV Azteca, S.A. de C.V. -CPO (Broadcasting
   & Cable TV) (f)                                    6,476,100        5,262,346
Urbi, Desarrollos Urbanos, S.A. de C.V.
   (Homebuilding) (c)                                 2,700,500        9,670,942
Wal-Mart de Mexico S.A. de C.V. -Series V             1,829,400        8,099,443
   (Hypermarkets & Super Centers)
                                                                  --------------
                                                                      60,020,675
                                                                  --------------
PHILIPPINES-3.74%
First Gen Corp. (Independent Power
   Producers & Energy Traders) (e)                    4,374,400        4,967,320
Philippine Long Distance Telephone Co.
   (Wireless Telecommunication Services) (e)            240,500       12,857,770
PNOC Energy Development Corp. (Independent
   Power Producers & Energy Traders)
   (Acquired 12/04/06; Cost $236,246)(b)(c)           3,623,000          359,888
PNOC Energy Development Corp. (Independent
   Power Producers & Energy Traders) (c)             12,361,000        1,227,872
SM Investments Corp. (Industrial
   Conglomerates) (e)                                 1,359,570       10,331,486
                                                                  --------------
                                                                      29,744,336
                                                                  --------------
RUSSIA-4.89%
LUKOIL -ADR (Integrated Oil & Gas) (j)                  180,932       14,384,094

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Developing Markets Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
RUSSIA-(CONTINUED)
Mobile TeleSystems -ADR (Wireless
   Telecommunication Services)                          149,700   $    8,107,752
NovaTek OAO (Oil & Gas Exploration &
   Production) (Acquired 07/21/05; Cost
   $1,256,250)(b)(i)                                     75,000        4,050,000
NovaTek OAO -GDR (Oil & Gas Exploration &
   Production) (i)                                       27,000        1,458,000
OAO Gazprom -REGS ADR (Integrated Oil &
   Gas)                                                 106,100        4,556,995
Vimpel-Communications -ADR (Wireless
   Telecommunication Services) (c)                       73,800        6,304,734
                                                                  --------------
                                                                      38,861,575
                                                                  --------------
SOUTH AFRICA-9.02%
Anglo American PLC (Diversified Metals &
   Mining) (e)(f)                                       199,500        9,337,563
Barloworld Ltd. (Industrial Conglomerates)
   (e)(f)                                               145,300        3,760,317
Foschini Ltd. (Apparel Retail) (e)                      351,600        3,039,536
Impala Platinum Holdings Ltd. (Precious
   Metals & Minerals) (e)(f)                            146,408        4,212,386
Massmart Holdings Ltd. (Hypermarkets &
   Super Centers) (e)                                   493,500        5,217,336
Naspers Ltd. -Class N (Broadcasting & Cable
   TV) (e)(f)                                           461,900       11,640,802
Sasol Ltd. (Integrated Oil & Gas) (e)                   178,400        6,070,513
Standard Bank Group Ltd. (Diversified
   Banks) (e)(f)                                      1,052,686       14,420,374
Sun International Ltd. (Casinos & Gaming)
   (e)(f)                                               334,800        5,689,783
Telkom South Africa Ltd. (Integrated
   Telecommunication Services) (Acquired
   06/18/04; Cost $396,871)(b)(e)(f)                     35,300          786,473
Telkom South Africa Ltd. (Integrated
   Telecommunication Services) (e)(f)                   339,000        7,552,810
                                                                  --------------
                                                                      71,727,893
                                                                  --------------
SOUTH KOREA-10.73%
Cheil Communications Inc. (Advertising)                  12,800        2,977,377
CJ Corp. (Packaged Foods & Meats) (e)                    67,610        7,344,507
Daegu Bank (Regional Banks) (e)                         460,390        7,602,143
Daesang Corp. (Packaged Foods & Meats) (e)              384,200        4,462,708
Hana Financial Group Inc. (Diversified
   Banks) (e)                                           249,269       12,346,855
Hyundai Department Store Co., Ltd.
   (Department Stores) (c)(e)                           131,560       10,486,371
Hyundai Development Co. (Construction &
   Engineering) (c)(e)                                  106,030        5,606,156
Hyundai Heavy Industries Co., Ltd.
   (Construction & Farm Machinery & Heavy
   Trucks) (e)                                           27,300        3,946,068
Hyundai Mipo Dockyard Co., Ltd.
   (Construction & Farm Machinery & Heavy
   Trucks)                                               31,770        3,964,923
Kookmin Bank (Diversified Banks)                         50,100        3,985,651
                                                                  --------------
Lotte Confectionery Co., Ltd. (Packaged
   Foods & Meats) (c)(e)                                  3,790        4,672,294
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
SOUTH KOREA-(CONTINUED)
NHN Corp. (Internet Software & Services) (e)             31,800   $    4,196,703
Samsung Electronics Co., Ltd.
   (Semiconductors) (e)                                   6,230        3,857,454
TechnoSemiChem Co., Ltd. (Commodity
   Chemicals) (e)                                       318,996        6,853,964
Woongjin Coway Co., Ltd. (Housewares &
   Specialties) (c)(e)                                  114,600        2,992,847
                                                                  --------------
                                                                      85,296,021
                                                                  --------------
TAIWAN-3.45%
Catcher Technology Co., Ltd. (Computer
   Storage & Peripherals) (e)                           476,560        5,155,801
Hon Hai Precision Industry Co., Ltd.
   (Electronic Manufacturing Services) (e)              697,314        4,769,563
MediaTek Inc. (Semiconductors) (e)                      845,900        9,240,389
Taiwan Semiconductor Manufacturing Co. Ltd.
   (Semiconductors) (e)                               1,489,516        3,076,665
Wistron Corp. (Computer Hardware) (e)                 3,575,420        5,165,443
                                                                  --------------
                                                                      27,407,861
                                                                  --------------
THAILAND-3.14%
Kasikornbank PCL (Diversified Banks) (e)              5,500,000       10,052,209
Siam Commercial Bank PCL (Diversified
   Banks) (e)                                         5,332,600        9,053,911
Thai Oil PCL (Oil & Gas Refining &
   Marketing) (e)                                     3,549,500        5,901,330
                                                                  --------------
                                                                      25,007,450
                                                                  --------------
TURKEY-2.62%
Akbank T.A.S. (Diversified Banks) (e)                 1,208,439        7,784,701
Haci Omer Sabanci Holding A.S.
   (Multi-Sector Holdings) (e)                        1,399,150        5,876,474
Tupras-Turkiye Petrol Rafinerileri A.S.
   (Oil & Gas Refining & Marketing) (e)                 130,814        2,338,876
Turk Traktor ve Ziraat Makineleri A.S.
   (Construction & Farm Machinery & Heavy
   Trucks)                                              250,800        2,654,534
Yapi Kredi Sigorta A.S. (Multi-Line
   Insurance) (e)                                       485,200        2,189,350
                                                                  --------------
                                                                      20,843,935
                                                                  --------------
UNITED KINGDOM-1.31%
Hikma Pharmaceuticals PLC (Pharmaceuticals)
   (e)                                                  304,300        2,200,408
Vedanta Resources PLC (Diversified Metals &
   Mining) (e)                                          357,522        8,194,395
                                                                  --------------
                                                                      10,394,803
                                                                  --------------
   Total Foreign Common Stocks & Other Equity
      Interests (Cost $464,909,153)                                  697,244,945
                                                                  --------------
FOREIGN PREFERRED STOCKS-5.79%
BRAZIL-5.79%
Banco Itau Holding Financeira S.A. -Pfd.
   (Diversified Banks)                                  104,300        3,854,688

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Developing Markets Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
BRAZIL-(CONTINUED)
Companhia de Bebidas das Americas -Pfd.-ADR
   (Brewers)                                             90,600   $    4,686,738
Duratex S.A., -Pfd. (Building Products)
   (Acquired 04/12/06; Cost $1,526,459)(b)              150,000        2,860,102
Duratex S.A., -Pfd. (Building Products)                 428,200        8,164,638
Lojas Americanas S.A. -Pfd. (General
   Merchandise Stores)                                   98,100        5,681,261
Net Servicos de Comunicacao S.A. -Pfd.
   (Broadcasting & Cable TV) (c)                        654,640        7,911,588
Petroleo Brasileiro S.A. Pfd.-ADR
   (Integrated Oil & Gas)                               145,000       12,861,500
                                                                  --------------
      Total Foreign Preferred Stocks
         (Cost $17,931,622)                                           46,020,515
                                                                  --------------
MONEY MARKET FUNDS-5.08%
Liquid Assets Portfolio -Institutional
   Class (k)                                         20,178,989       20,178,989
Premier Portfolio -Institutional Class (k)           20,178,989       20,178,989
                                                                  --------------
      Total Money Market Funds
         (Cost $40,357,978)                                           40,357,978
                                                                  --------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-98.55%
   (Cost $523,198,753)                                               783,623,438
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES LOANED
MONEY MARKET FUNDS-5.83%
Liquid Assets Portfolio -Institutional
   Class (k)(l)                                      23,191,361       23,191,361
STIC Prime Portfolio -Institutional Class
   (k)(l)                                            23,191,361       23,191,361
                                                                  --------------
      Total Money Market Funds (purchased with
         cash collateral from securities loaned)
         (Cost $46,382,722)                                           46,382,722
                                                                  --------------
TOTAL INVESTMENTS-104.39%
   (Cost $569,581,475)                                               830,006,160
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(4.39)%                                (34,881,801)
                                                                  --------------
NET ASSETS-100.00%                                                $  795,124,359
                                                                  ==============

Investment Abbreviations:

ADR  -- American Depositary Receipt

CPO  -- Certificates of Ordinary Participation

GDR  -- Global Depositary Receipt

Pfd. -- Preferred

REGS -- Regulation S

Notes to Schedule of Investments:

(a)  Each unit represents one common share and four preferred shares.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2007 was $45,503,374, which represented 5.72% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)  Non-income producing security.

(d)  Each unit represents one ordinary share and two preferred shares.

(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2007 was $390,278,160, which represented 49.08% of the Fund's Net Assets. See Note 1A.

(f)  All or a portion of this security was out on loan at January 31, 2007.

(g) Affiliated company. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of January 31, 2007 represented 0.51% of the Fund's Net Assets. See Note 2.

(h) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2007 was $6,056,459, which represented 0.76% of the Fund's Net Assets.

(i) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at January 31, 2007 was $5,508,000, which represented 0.69% of the Fund's Net Assets. See Note 1A.

(j) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at January 31, 2007 represented 1.81% of the Fund's Net Assets. See Note 1A.

(k) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(l) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Developing Markets Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of

AIM Developing Markets Fund

     Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Developing Markets Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           CHANGE IN
                                                                          UNREALIZED
                                VALUE      PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                          10/31/06      AT COST         SALES       (DEPRECIATION)     01/31/07     INCOME    GAIN (LOSS)
----                        -----------   -----------   -------------   --------------   -----------   --------   -----------
Liquid Assets Portfolio -   $14,287,267   $27,352,526    $(21,460,804)        $--        $20,178,989   $249,179       $--
   Institutional Class
Premier Portfolio-
   Institutional Class       14,287,267    27,352,526     (21,460,804)         --         20,178,989    247,644        --
                            -----------   -----------    ------------         ---        -----------   --------       ---
   SUBTOTAL                 $28,574,534   $54,705,052    $(42,921,608)        $--        $40,357,978   $496,823       $--
                            -----------   -----------    ------------         ---        -----------   --------       ---

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                           CHANGE IN
                                                                          UNREALIZED
                               VALUE       PURCHASES    PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                          10/31/06      AT COST         SALES       (DEPRECIATION)     01/31/07     INCOME*   GAIN (LOSS)
----                        -----------   -----------   -------------   --------------   -----------   --------   -----------
Liquid Assets Portfolio -
   Institutional Class      $37,108,273   $27,220,558    $(41,137,470)        $--        $23,191,361    $1,875        $--
STIC Prime Portfolio -
   Institutional Class       37,108,273    27,220,558     (41,137,470)         --         23,191,361     1,875         --
                            -----------   -----------    ------------         ---        -----------    ------        ---
   SUBTOTAL                 $74,216,546   $54,441,116    $(82,274,940)        $--        $46,382,722    $3,750        $--
                            -----------   -----------    ------------         ---        -----------    ------        ---

*    Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the three months ended January 31, 2007

                                                                             CHANGE IN
                                                                            UNREALIZED
                                VALUE        PURCHASES       PROCEEDS      APPRECIATION       VALUE      DIVIDEND     REALIZED
                              10/31/06        AT COST       FROM SALES    (DEPRECIATION)     01/31/07     INCOME    GAIN (LOSS)
                            ------------   ------------   -------------   --------------   -----------   --------   -----------
Yantai North Andre
   Juice Co. Ltd. -
   Class H                  $  3,216,106   $         --   $          --      $832,160      $ 4,048,266   $     --       $--
                            ------------   ------------   -------------      --------      -----------   --------       ---
   TOTAL INVESTMENTS IN
      AFFILIATES            $106,007,186   $109,146,168   $(125,196,548)     $832,160      $90,788,966   $500,573       $--
                            ============   ============   =============      ========      ===========   ========       ===

AIM Developing Markets Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At January 31, 2007, securities with an aggregate value of $44,704,461 were on loan to brokers. The loans were secured by cash collateral of $46,382,722 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2007, the Fund received dividends on cash collateral investments of $3,750 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $114,302,761 and $55,885,560, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $268,775,113
Aggregate unrealized (depreciation) of investment securities     (8,617,985)
                                                               ------------
Net unrealized appreciation of investment securities           $260,157,128
                                                               ============

Cost of investments for tax purposes is $569,849,032.

                           AIM GLOBAL HEALTH CARE FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   GHC-QTR-1 1/07   A I M Advisors, Inc.

AIM Global Health Care Fund

SCHEDULE OF INVESTMENTS
January 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
DOMESTIC COMMON STOCKS-79.53%
BIOTECHNOLOGY-23.72%
Affymax Inc. (a)                                         63,673   $    2,345,713
Altus Pharmaceuticals Inc. (a)                          158,074        2,880,108
Amgen Inc. (a)                                          683,290       48,083,117
Arena Pharmaceuticals, Inc. (a)                         249,846        3,190,533
Array BioPharma Inc. (a)                                274,009        3,770,364
Biogen Idec Inc. (a)                                    280,715       13,569,763
BioMarin Pharmaceutical Inc. (a)                        623,217       11,803,730
Celgene Corp. (a)                                       159,114        8,541,240
Cubist Pharmaceuticals, Inc. (a)                        396,823        7,301,543
Genentech, Inc. (a)                                     181,740       15,878,624
Genzyme Corp. (a)                                       658,462       43,280,707
Gilead Sciences, Inc. (a)                               637,543       41,006,766
Human Genome Sciences, Inc. (a)                         577,965        6,808,428
Incyte Corp. (a)(b)                                     614,413        4,565,089
InterMune, Inc. (a)(b)                                  174,945        6,123,075
Keryx Biopharmaceuticals, Inc. (a)                      257,414        2,937,094
Mannkind Corp. (a)(b)                                   373,071        6,178,056
Medarex, Inc. (a)                                       662,211        8,919,982
MedImmune, Inc. (a)                                     622,213       21,565,903
Myriad Genetics, Inc. (a)                               152,743        5,459,035
Onyx Pharmaceuticals, Inc. (a)(b)                       294,898        3,494,541
OSI Pharmaceuticals, Inc. (a)                            91,975        3,128,990
Panacos Pharmaceuticals Inc. (a)                        894,408        3,497,135
PDL BioPharma Inc. (a)                                  494,927       10,150,953
Theravance, Inc. (a)                                    119,514        4,101,720
United Therapeutics Corp. (a)(b)                        398,739       21,372,410
Vanda Pharmaceuticals Inc. (a)                          140,367        4,192,762
Vertex Pharmaceuticals Inc. (a)                         264,486        9,349,580
ZymoGenetics, Inc. (a)                                  812,510       12,959,535
                                                                  --------------
                                                                     336,456,496
                                                                  --------------
HEALTH CARE DISTRIBUTORS-1.14%
Animal Health International, Inc. (a)                   430,007        5,353,587
PSS World Medical, Inc. (a)                             537,533       10,761,411
                                                                  --------------
                                                                      16,114,998
                                                                  --------------
HEALTH CARE EQUIPMENT-12.07%
Baxter International Inc.                               350,840       17,422,714
Cytyc Corp. (a)                                         746,685       21,594,130
Dexcom Inc. (a)(b)                                      773,364        6,882,940
Foxhollow Technologies Inc. (a)(b)                      333,790        6,852,709
Hospira, Inc. (a)                                       410,598       15,101,794
Mentor Corp.                                            274,518       13,997,673
NxStage Medical, Inc. (a)(b)                            796,891        7,100,299
Respironics, Inc. (a)                                   623,836       26,575,414
St. Jude Medical, Inc. (a)                              363,658       15,550,016

                                                       SHARES          VALUE
                                                     ----------   --------------
HEALTH CARE EQUIPMENT-(CONTINUED)
Symmetry Medical Inc. (a)                               553,057   $    7,621,125
Thoratec Corp. (a)                                      743,720       13,394,397
Varian Medical Systems, Inc. (a)                        414,903       19,139,475
                                                                  --------------
                                                                     171,232,686
                                                                  --------------
HEALTH CARE FACILITIES-1.26%
Assisted Living Concepts Inc. -Class A (a)              676,752        7,396,899
Kindred Healthcare, Inc. (a)                            364,486       10,460,748
                                                                  --------------
                                                                      17,857,647
                                                                  --------------
HEALTH CARE SERVICES-5.77%
Caremark Rx, Inc. (a)                                   218,053       13,357,927
DaVita, Inc. (a)                                        452,957       24,731,452
Express Scripts, Inc. (a)                               264,332       18,376,361
HMS Holdings Corp. (a)                                  697,959       13,596,241
Quest Diagnostics Inc.                                  225,904       11,855,442
                                                                  --------------
                                                                      81,917,423
                                                                  --------------
HEALTH CARE SUPPLIES-0.53%
Cooper Cos., Inc. (The)                                 157,601        7,517,568
                                                                  --------------
HEALTH CARE TECHNOLOGY-1.66%
Eclipsys Corp. (a)                                      506,262        9,922,735
TriZetto Group, Inc. (The) (a)                          301,083        6,244,461
Vital Images, Inc. (a)                                  218,432        7,328,394
                                                                  --------------
INDUSTRIAL CONGLOMERATES-1.55%
Tyco International Ltd.                                 688,519       21,949,986
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES-7.68%
Charles River Laboratories International, Inc. (a)      344,138       15,486,210
Invitrogen Corp. (a)                                    367,762       22,518,067
Millipore Corp. (a)                                     213,429       14,615,618
PAREXEL International Corp. (a)                         161,526        5,289,977
Pharmaceutical Product Development, Inc.                738,993       25,495,258
Thermo Fisher Scientific, Inc. (a)                      409,014       19,571,320
Varian Inc. (a)                                         113,006        6,046,951
                                                                  --------------
                                                                     109,023,401
                                                                  --------------
MANAGED HEALTH CARE-7.52%
Aetna Inc.                                              271,947       11,465,285
Aveta, Inc. (Acquired 12/21/05;
   Cost $9,929,723)(a)(c)(d)                            735,535       12,504,095
Coventry Health Care, Inc. (a)                          283,083       14,592,929
Health Net Inc. (a)                                     507,105       24,701,085
UnitedHealth Group Inc.                                 600,974       31,406,901

AIM Global Health Care Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
MANAGED HEALTH CARE-(CONTINUED)
WellPoint Inc. (a)                                      152,697   $   11,968,391
                                                                  --------------
                                                                     106,638,686
                                                                  --------------
PHARMACEUTICALS-16.63%
Adolor Corp. (a)                                        465,114        3,251,147
Allergan, Inc.                                          209,604       24,462,883
Cadence Pharmaceuticals, Inc. (a)                       372,454        4,555,112
Cypress Bioscience, Inc. (a)                            442,540        3,655,380
Endo Pharmaceuticals Holdings Inc. (a)                  234,947        7,217,572
Johnson & Johnson                                       862,645       57,624,686
Lilly (Eli) and Co.                                     251,500       13,611,180
Matrixx Initiatives, Inc. (a)(b)                        277,996        4,684,233
Medicines Co. (The) (a)                                 211,805        6,485,469
Oculus Innovative Sciences, Inc. (a)                    195,900        1,502,553
Pfizer Inc.                                           1,892,645       49,663,005
POZEN Inc. (a)                                          208,161        3,520,003
Sepracor Inc. (a)                                       117,298        6,693,024
Warner Chilcott Ltd. -Class A (a)                       716,017       10,632,852
Wyeth                                                   706,922       34,929,016
Xenoport Inc. (a)                                       143,868        3,429,813
                                                                  --------------
                                                                     235,917,928
                                                                  --------------
      Total Domestic Common Stocks
         (Cost $945,166,551)                                       1,128,122,409
                                                                  --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-20.39%
CANADA-1.21%
Cardiome Pharma Corp. (Pharmaceuticals) (a)             529,099        6,042,311
MDS Inc. (Life Sciences Tools & Services)               638,068       11,061,942
                                                                  --------------
                                                                      17,104,253
                                                                  --------------
FRANCE-3.44%
Ipsen S.A. (Pharmaceuticals) (Acquired
   12/06/05; Cost $12,180,802)(d)                       465,342       21,195,671
Sanofi-Aventis (Pharmaceuticals) (e)                    313,000       27,644,132
                                                                  --------------
                                                                      48,839,803
                                                                  --------------
GERMANY-1.28%
Merck KGaA (Pharmaceuticals) (e)                        155,611       18,143,562
                                                                  --------------
JAPAN-1.99%
Eisai Co., Ltd. (Pharmaceuticals) (b)(e)                328,500       16,915,896
Shionogi & Co., Ltd. (Pharmaceuticals) (b)(e)           636,850       11,361,397
                                                                  --------------
                                                                      28,277,293
                                                                  --------------
SWITZERLAND-10.23%
Novartis A.G. -ADR (Pharmaceuticals)                    978,109       56,427,108
Roche Holding A.G. (Pharmaceuticals) (e)                470,758       88,739,458
                                                                  --------------
                                                                     145,166,566
                                                                  --------------
UNITED KINGDOM-2.24%
AstraZeneca PLC -ADR (Pharmaceuticals)                  193,545       10,828,843

                                                       SHARES          VALUE
                                                     ----------   --------------
UNITED KINGDOM-(CONTINUED)
Shire PLC -ADR (Pharmaceuticals)                        328,714   $   20,866,764
                                                                  --------------
                                                                      31,695,607
                                                                  --------------
      Total Foreign Common Stocks & Other
         Equity Interests
         (Cost $191,926,415)                                         289,227,084
                                                                  --------------
PREFERRED STOCKS-0.02%
BIOTECHNOLOGY-0.01%
Athersys Inc. -Series F, Conv. Pfd. (Acquired
   04/17/00; Cost $5,000,000)(a)(c)(d)(f)(g)            416,667          235,292
Ingenex, Inc. -Series B, Pfd. (Acquired
   09/27/94; Cost $600,000)(a)(c)(d)(f)(g)              103,055                0
                                                                  --------------
      Total Biotechnology
         (Cost $5,600,000)                                               235,292
                                                                  --------------
PHARMACEUTICALS-0.01%
BioImagene, Inc. -Series B-2, Pfd. (Acquired
   05/24/01; Cost $1,350,000) (a)(c)(d)(f)(g)            93,867           94,336
                                                                  --------------
      Total Preferred Stocks
         (Cost $6,950,000)                                               329,628
                                                                  --------------
MONEY MARKET FUNDS-1.36%
Liquid Assets Portfolio -Institutional Class (h)      9,653,552        9,653,552
Premier Portfolio -Institutional Class (h)            9,653,552        9,653,552
                                                                  --------------
      Total Money Market Funds
         (Cost $19,307,104)                                           19,307,104
                                                                  --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities loaned)-101.30%
   (Cost $1,163,350,070)                                           1,436,986,225
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-3.20%
Liquid Assets Portfolio -Institutional
   Class (h)(i)                                      22,706,771       22,706,771
STIC Prime Portfolio -Institutional Class (h)(i)     22,706,771       22,706,771
                                                                  --------------
      Total Money Market Funds (purchased with
         cash collateral from securities loaned)
         (Cost $45,413,542)                                           45,413,542
                                                                  --------------
TOTAL INVESTMENTS-104.50%
   (Cost $1,208,763,612)                                           1,482,399,767
OTHER ASSETS LESS LIABILITIES-(4.50)%                                (63,823,586)
                                                                  --------------
NET ASSETS-100.00%                                                $1,418,576,181
                                                                  ==============

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Global Health Care Fund

Investment Abbreviations:

ADR -- American Depositary Receipt

Conv. -- Convertible

Pfd. -- Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at January 31, 2007.

(c) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2007 was $12,833,723, which represented 0.90% of the Fund's Net Assets.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2007 was $34,029,394, which represented 2.40% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2007 was $162,804,445, which represented 11.48% of the Fund's Net Assets. See Note 1A.

(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at January 31, 2007 was $329,628, which represented 0.02% of the Fund's Net Assets. See Note 1A.

(g)  Security is considered venture capital.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Global Health Care Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Global Health Care Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a

AIM Global Health Care Fund
     security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                     CHANGE IN
                                                                     UNREALIZED
                         VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE     DIVIDEND    REALIZED
FUND                    10/31/06        COST           SALES       (DEPRECIATION)     01/31/07     INCOME    GAIN (LOSS)
----                  -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional
   Class              $10,405,502   $ 59,426,880   $ (60,178,830)       $--         $ 9,653,552   $112,213       $--
Premier Portfolio-
   Institutional
   Class               10,405,502     59,426,880     (60,178,830)        --           9,653,552    111,631        --
                      -----------   ------------   -------------        ---         -----------   --------       ---
   SUBTOTAL           $20,811,004   $118,853,760   $(120,357,660)       $--         $19,307,104   $223,844       $--
                      -----------   ------------   -------------        ---         -----------   --------       ---

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                             VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE     DIVIDEND    REALIZED
FUND                        10/31/06        COST           SALES       (DEPRECIATION)     01/31/07     INCOME*   GAIN (LOSS)
----                      -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional
   Class                  $ 8,025,662   $ 33,983,586   $ (19,302,477)       $--         $22,706,771   $ 48,623       $--
STIC Prime Portfolio
   - Institutional
   Class                    8,025,662     33,983,586     (19,302,477)        --          22,706,771     48,628        --
                          -----------   ------------   -------------        ---         -----------   --------       ---
   SUBTOTAL               $16,051,324   $ 67,967,172   $ (38,604,954)       $--         $45,413,542   $ 97,251       $--
                          -----------   ------------   -------------        ---         -----------   --------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES       $36,862,328   $186,820,932   $(158,962,614)       $--         $64,720,646   $321,095       $--
                          ===========   ============   =============        ===         ===========   ========       ===

*    Net of compensation to counterparties.

AIM Global Health Care Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At January 31, 2007, securities with an aggregate value of $43,758,873 were on loan to brokers. The loans were secured by cash collateral of $45,413,542 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2007, the Fund received dividends on cash collateral investments of $97,251 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- FOREIGN CURRENCY CONTRACTS

                  OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END

                                   CONTRACT TO                             UNREALIZED
SETTLEMENT              --------------------------------      VALUE       APPRECIATION
   DATE                     DELIVER          RECEIVE         01/31/07     (DEPRECIATION)
----------              --------------   ---------------   ------------   --------------
02/08/07                CHF 161,500,00   USD 129,632,742   $129,930,382   $  (297,640)
02/08/07                EUR  46,150,00   USD  58,945,713     60,166,081    (1,220,368)
02/08/07                GBP 14,320,000   USD  27,178,471     28,134,351      (955,880)
                            ----------       -----------   ------------   -----------
Total open foreign
   currency contracts                                                     $(2,473,888)
                                                                          ===========

                 CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END

                                  CONTRACT TO
CLOSED                  ------------------------------      VALUE       REALIZED GAIN
DATE                       DELIVER          RECEIVE        01/31/07        (LOSS)
------                  -------------   --------------   ------------   -------------
12/08/06                USD 8,863,377   CHF 10,500,000    $8,434,006     $  (429,371)
01/29/07                USD 5,178,400   EUR  4,000,000     5,109,680         (68,720)
12/18/06                USD 1,557,416   GBP    800,000     1,518,448         (38,968)
                            ---------       ----------    ----------     -----------
Total closed foreign
   currency contracts                                                    $  (537,059)
                                                                         ===========
Total foreign
   currency contracts                                                    $(3,010,947)
                                                                         ===========

Currency Abbreviations:

CHF -- Swiss Franc

EUR -- Euro

GBP -- British Pound Sterling

USD -- U.S. Dollar

AIM Global Health Care Fund

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $200,857,530 and $247,089,342, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $281,266,496
Aggregate unrealized (depreciation) of investment securities    (17,432,768)
                                                               ------------
Net unrealized appreciation of investment securities           $263,833,728
                                                               ============

Cost of investments for tax purposes is $1,218,566,039.

NOTE 6 -- SIGNIFICANT EVENT

The Board of Trustees of AIM Investment Funds unanimously approved, on November 8, 2006 an Agreement and Plan of Reorganization ("Agreement") pursuant to which Global Health Care Fund would acquire all of the assets of AIM Advantage Health Sciences Fund ("Selling Fund"), a series of AIM Counselor Series Trust. Upon closing of the Agreement, shareholders of Selling Fund will receive a corresponding class of shares of the Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

     The Agreement requires approval of Selling Fund's shareholders. Selling Fund will submit the Agreement to shareholders for their consideration at a meeting to be held on or about April 12, 2007. If approved by Selling Fund's shareholders, the Agreement is expected to be completed shortly thereafter.

                           AIM INTERNATIONAL BOND FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2007

      Effective February 28, 2007, after the close of the reporting period, AIM International Bond Fund was renamed AIM International Total Return Fund.

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   ITR-QTR-1 1/07   A I M Advisors, Inc.

AIM International Bond Fund

SCHEDULE OF INVESTMENTS

January 31, 2007
(Unaudited)

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
-------------------------------------------------------------------------------
NON U.S. DOLLAR DENOMINATED BONDS &
  NOTES-92.44%(A)

BELGIUM-4.03%
Belgium Government (Sovereign
  Debt)-Series 36, Euro Bonds,
  5.00%, 09/28/11(b)                               EUR    825,000   $ 1,118,718
-------------------------------------------------------------------------------
BRAZIL-0.88%
Brazilian Government (Sovereign
  Debt), Sr. Unsec. Unsub. Euro
  Bonds, 9.50%, 01/24/11(b)                        EUR    160,000       244,448
-------------------------------------------------------------------------------
CANADA-3.16%
Canadian Government (Sovereign
  Debt), Bonds, 3.00%, 06/01/07(b)                 CAD  1,035,000       876,306
-------------------------------------------------------------------------------
CHINA-4.11%
China Government (Sovereign Debt),
  Unsec. Euro Bonds, 4.25%,
  10/28/14(b)                                      EUR    880,000     1,140,804
-------------------------------------------------------------------------------
FINLAND-0.68%
Finland Government (Sovereign
  Debt), Sr. Unsec. Unsub. Euro
  Bonds, 5.00%, 07/04/07(b)                        EUR    145,000       189,797
-------------------------------------------------------------------------------
FRANCE-3.54%
France Government (Sovereign Debt),
  Euro Bonds, 6.50%, 04/25/11(b)                   EUR    690,000       984,079
-------------------------------------------------------------------------------
GERMANY-19.27%
Bertelsmann A.G. (Publishing), Sr.
  Unsec. Unsub. Euro Bonds, 4.75%,
  09/26/16(b)                                      EUR    250,000       324,003
-------------------------------------------------------------------------------
Bundesobligation (Sovereign
  Debt)-Series 139, Euro Bonds,
  4.00%, 02/16/07(b)                               EUR    420,000       547,339
-------------------------------------------------------------------------------
Bundesrepublik Deutschland
  (Sovereign Debt),
  -Series 05,
  Euro Bonds,
  4.00%, 01/04/37(b )                              EUR  1,435,000     1,802,331
-------------------------------------------------------------------------------
  -Series 06,
  Euro Bonds,
  4.00%, 07/04/16(b )                              EUR    180,000       232,976
-------------------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau
  (Diversified Banks), Sr. Unsec.
  Gtd. Unsub. Global Notes, 2.05%,                 JPY 50,000,000       410,155
  02/16/26(b)
-------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
-------------------------------------------------------------------------------
GERMANY-(CONTINUED)
Norddeutsche Landesbank
  Girozentrale (Regional
  Banks)-Series 497, Tranches 1 &
  2, Sec. Medium Term Euro Notes,
  0.45%, 01/19/09(b)                               JPY225,000,000   $ 1,856,293
-------------------------------------------------------------------------------
NRW Bank (Diversified Banks)-Series
  124, Gtd. Unsub. Medium Term
  Euro Notes, 0.05%, 03/20/07(b)                   JPY  5,000,000        41,419
-------------------------------------------------------------------------------
Treofan Germany GmbH & Co. K.G.
  (Diversified Chemicals)-REGS,
  Sr. Gtd. Sub. Bonds, 11.00%,
  08/01/13 (Acquired 01/11/07;
  Cost $133,585)(b)(c)                             EUR    100,000       136,841
-------------------------------------------------------------------------------
                                                                      5,351,357
-------------------------------------------------------------------------------
GREECE-3.92%
Hellenic Republic Government,
  (Sovereign Debt),
  Euro Bonds,
  3.50%, 04/20/09(b)                               EUR    560,000       721,509
-------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Euro Bonds,
  4.50%, 09/20/37(b)                               EUR    180,000       231,419
-------------------------------------------------------------------------------
Yioula Glassworks S.A. (Metal &
  Glass Containers)-REGS, Sr. Euro
  Notes, 9.00%, 12/01/15 (Acquired
  01/11/07; Cost $130,836)(b)(c)(d)                EUR    100,000       136,190
-------------------------------------------------------------------------------
                                                                      1,089,118
-------------------------------------------------------------------------------
HUNGARY-0.24%
Hungary Government Bond (Sovereign
  Debt)-Series 11 B, Bonds, 6.00%,
  10/12/11(b)                                      HUF 14,000,000        67,150
-------------------------------------------------------------------------------
IRELAND-5.92%
Depfa ACS Bank (Diversified
  Banks)-Series 686, Tranche 1,
  Sec. Unsub. Medium Term Euro
  Notes, 1.65%, 12/20/16(b)                        JPY200,000,000     1,643,306
-------------------------------------------------------------------------------
ITALY-5.79%
Buoni Poliennali Del Tesoro,
  (Sovereign Debt),
  Euro Bonds,
  2.50%, 06/15/08(b)                               EUR    700,000       894,910
  2.75%, 06/15/10(b)                               EUR    275,000       344,181
-------------------------------------------------------------------------------
UniCredito Italiano SpA
  (Diversified Banks)-Series 146,
  Tranche 1, Sub. Second Tier
  Medium Term Euro Notes, 3.95%,
  02/01/16(b)                                      EUR    300,000       367,429
-------------------------------------------------------------------------------
                                                                      1,606,520
-------------------------------------------------------------------------------

AIM International Bond Fund

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
-------------------------------------------------------------------------------
JAPAN-3.00%
Development Bank of Japan
  (Sovereign Debt)-Series INTL,
  Gtd. Global Bonds, 2.30%,
  03/19/26(b)                                      JPY 90,000,000   $   753,586
-------------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp.
  (Diversified Banks), Sub. Euro
  Notes, 4.38%, 10/27/14(b)                        EUR     60,000        78,043
-------------------------------------------------------------------------------
                                                                        831,629
-------------------------------------------------------------------------------
LUXEMBOURG-6.54%
Cirsa Capital Luxembourg S.A.
  (Leisure Facilities)-REGS, Sr.
  Euro Notes, 7.88%, 07/15/12
  (Acquired 12/18/06; Cost
  $128,213)(b)(c)                                  EUR    100,000       129,022
-------------------------------------------------------------------------------
European Investment Bank
  (Diversified Banks), Euro Bonds,
  5.63%, 06/07/32(b)                               GBP    455,000     1,007,700
-------------------------------------------------------------------------------
Gaz Capital for Gazprom (Integrated
  Oil & Gas)-REGS-Series 3, Sr.
  Sec. Euro Notes, 5.88%, 06/01/15
  (Acquired 04/12/06-08/25/06;
  Cost $509,622)(b)(c)                             EUR    380,000       515,357
-------------------------------------------------------------------------------
Signum Luxembourg I S.A.
  (Industrial
  Conglomerates)-Series 2007-01,
  Euro Bonds, 11.00%,
  01/28/15(d)(e)(f)                                EUR    125,000       163,415
-------------------------------------------------------------------------------
                                                                      1,815,494
-------------------------------------------------------------------------------
MEXICO-0.49%
Mexico Government (Sovereign Debt),
  Global Notes, 5.38%, 06/10/13(b)                 EUR    100,000       135,577
-------------------------------------------------------------------------------
NETHERLANDS-6.02%
Impress Holdings B.V. (Health Care
  Facilities)-REGS, Sr. Sec.
  Floating Rate Euro Bonds, 6.88%,
  09/15/13 (Acquired 01/25/07;
  Cost $214,058)(b)(c)(g)                          EUR    160,000       215,297
-------------------------------------------------------------------------------
Koninklijke (Royal) KPN N.V.
  (Integrated Telecommunication
  Services)-Series 12 G, Tranche
  1, Sr. Unsec. Unsub. Medium Term
  Euro Notes, 4.75%, 01/17/17(b)                   EUR    200,000       255,150
-------------------------------------------------------------------------------
Rabobank Nederland - Cooperatieve
  Centrale Raiffeisen -
  Boerenleenbank B.A. (Diversified
  Banks)-Series 1355, Tranche 2,
  Medium Term Euro Notes, 0.20%,
  06/20/08(b)                                      JPY146,000,000     1,201,695
-------------------------------------------------------------------------------
                                                                      1,672,142
-------------------------------------------------------------------------------
POLAND-0.39%
Poland Government Bond (Sovereign
  Debt)-Series DS1015, Bonds,
  6.25%, 10/24/15(b)                               PLN    300,000       107,925
-------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
-------------------------------------------------------------------------------
PORTUGAL-0.54%
Obrigacoes do Tesouro (Sovereign
  Debt), Euro Bonds, 4.10%,
  04/15/37(b)                                      EUR    120,000   $   148,733
-------------------------------------------------------------------------------
SINGAPORE-3.04%
Singapore Governement Bond
  (Sovereign Debt), Bonds, 2.63%,
  10/01/07(b)                                      SGD  1,300,000       844,324
-------------------------------------------------------------------------------
SPAIN-4.39%
Caixa d'Estalvis de Catalunya
  (Diversified Capital Markets),
  Sec. Mortgage-Backed Euro Notes,
  3.50%, 03/07/16(b)                               EUR  1,000,000     1,220,121
-------------------------------------------------------------------------------
SWEDEN-2.60%
Swedish Governement Bond (Sovereign
  Debt)-Series 1048, Bonds, 4.00%,
  12/01/09(b)                                      SEK  5,000,000       720,616
-------------------------------------------------------------------------------
UNITED KINGDOM-4.65%
CEVA Group PLC,
  (Other Diversified Financial Services),
  -REGS,
  Sr. Gtd. Euro Bonds,
  8.50%, 12/01/14 (Acquired 01/17/07;
  Cost $100,135)(b)(c)(d)                          EUR     75,000        99,454
-------------------------------------------------------------------------------
  Sr. Gtd. Sub. Euro Notes,
  10.00%, 12/01/16 (Acquired 01/22/07;
  Cost $140,492)(b)(c)(d)                          EUR    100,000       138,145
-------------------------------------------------------------------------------
Credit Suisse Group Finance
  Guernsey Ltd. (Diversified
  Capital Markets), Gtd. Sub.
  Second Tier Euro Notes, 3.63%,
  01/23/18(b)                                      EUR    300,000       372,888
-------------------------------------------------------------------------------
DaimlerChrysler UK Holding PLC
  (Automobile
  Manufacturers)-Series 147,
  Tranche 1, Unsec. Gtd. Unsub.
  Medium Term Euro Notes, 5.13%,
  02/04/08(b)                                      GBP     50,000        97,199
-------------------------------------------------------------------------------
United Kingdom Treasury,
  (Sovereign Debt),
  Bonds,
  4.25%, 03/07/36(b)                               GBP    110,000       211,201
  4.75%, 09/07/15(b)                               GBP     60,000       115,492
-------------------------------------------------------------------------------
WPP Group PLC (Advertising), Unsec.
  Gtd. Euro Bonds, 4.38%,
  12/05/13(b)                                      EUR    200,000       255,658
-------------------------------------------------------------------------------
                                                                      1,290,037
-------------------------------------------------------------------------------
UNITED STATES OF AMERICA-9.24%
Fannie Mae, Unsec. Global Notes,
  1.75%, 03/26/08(b)                               JPY110,000,000       923,610
-------------------------------------------------------------------------------
General Electric Capital Corp.,
  (Other Diversified Financial Services),
  Sr. Unsec. Unsub. Medium Term Euro Notes,
  0.75%, 02/05/09(b)                               JPY 50,000,000       413,333
  4.50%, 12/15/08(b)                               GBP    440,000       845,935

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM International Bond Fund

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
-------------------------------------------------------------------------------
UNITED STATES OF AMERICA-(CONTINUED)
Pemex Project Funding Master Trust
  (Other Diversified Financial
  Services),-REGS, Unsec. Gtd.
  Unsub. Euro Bonds, 6.63%,
  04/04/10 (Acquired
  04/12/06-08/25/06; Cost
  $244,068)(b)(c)                                  EUR    180,000   $   248,425
-------------------------------------------------------------------------------
TDS Investor Corp. (Diversified
  Commercial & Professional
  Services),-REGS, Sr. Floating
  Rate Euro Notes, 8.25%, 09/01/14
  (Acquired 01/10/07; Cost
  $130,807)(b)(c)(d)(g)                            EUR    100,000       133,909
-------------------------------------------------------------------------------
                                                                      2,565,212
-------------------------------------------------------------------------------
  Total Non U.S. Dollar Denominated Bonds
    & Notes
    (Cost $25,795,511)                                               25,663,413
-------------------------------------------------------------------------------
U.S. TREASURY SECURITY-0.21%
U.S. TREASURY BILLS-0.21%
4.96%, 07/19/07(b)(h) (Cost $58,611)                       60,000        58,619
-------------------------------------------------------------------------------

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
MONEY MARKET FUNDS-2.36%
Liquid Assets Portfolio -Institutional
  Class (i)                                               327,479       327,479
-------------------------------------------------------------------------------
Premier Portfolio -Institutional Class (i)                327,479       327,479
-------------------------------------------------------------------------------
    Total Money Market Funds
       (Cost $654,958)                                                  654,958
===============================================================================
TOTAL INVESTMENTS-95.01%
  (Cost $26,509,080)                                                 26,376,990
===============================================================================
OTHER ASSETS LESS LIABILITIES-4.99%                                   1,386,508
===============================================================================
NET ASSETS-100.00%                                                  $27,763,498
===============================================================================

Investment Abbreviations:

CAD    -- Canadian Dollar
EUR    -- Euro
GBP    -- British Pound
Gtd.   -- Guaranteed
HUF    -- Hungary Forint
JPY    -- Japanese Yen
PLN    -- Poland Zloty
REGS   -- Regulation S
Sec.   -- Secured
SEK    -- Swedish Krona
SGD    -- Singapore Dollar
Sr.    -- Senior
Sub.   -- Subordinated
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a) Foreign denominated security. Principal amount is denominated in currency indicated.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2007 was $25,558,617, which represented 92.06% of the Fund's Net Assets. See Note 1A.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2007 was $1,752,640, which represented 6.31% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2007 was $671,113, which represented 2.42% of the Fund's Net Assets.
(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at January 31, 2007 represented 0.59% of the Fund's Net Assets. See Note 1A.
(f) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(g) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2007.
(h) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM International Bond Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

January 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM International Bond Fund

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM International Bond Fund

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

                                                                                    CHANGE IN
                                                                                    UNREALIZED
                                     VALUE                        PROCEEDS FROM    APPRECIATION      VALUE    DIVIDEND     REALIZED
FUND                               10/31/06   PURCHASES AT COST       SALES       (DEPRECIATION)   01/31/07    INCOME    GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-Institutional Class    $429,948       $2,372,478       $(2,474,947)         $--        $327,479    $4,406        $--
------------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional
  Class                             429,948        2,372,478        (2,474,947)          --         327,479     4,432         --
====================================================================================================================================
TOTAL INVESTMENTS IN AFFILIATES    $859,896       $4,744,956       $(4,949,894)         $--        $654,958    $8,838        $--
====================================================================================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $25,597,148 and $25,043,292, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities           $ 175,007
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (310,529)
==============================================================================
Net unrealized appreciation (depreciation) of investment securities  $(135,522)
==============================================================================
Cost of investments for tax purposes is $26,512,512.

                                 AIM JAPAN FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com                 JAP-QTR-1 1/07          A I M Advisors, Inc.

AIM Japan Fund

SCHEDULE OF INVESTMENTS
January 31, 2007
(Unaudited)

                                                     SHARES          VALUE
------------------------------------------------------------------------------
FOREIGN STOCKS (JAPAN)-97.68%
APPAREL RETAIL-0.79%
Fast Retailing Co., Ltd. (a)                              800   $       63,660
------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT-1.90%
NHK Spring Co., Ltd.                                    8,000           83,858
Takata Corp. (b)                                        1,800           69,059
------------------------------------------------------------------------------
                                                                       152,917
------------------------------------------------------------------------------
AUTOMOBILE MANUFACTURERS-10.97%
Honda Motor Co., Ltd. (a)                               4,400          173,120
Isuzu Motors Ltd. (a)                                  49,000          247,788
Mazda Motor Corp.                                      11,000           72,191
Suzuki Motor Corp.                                      4,100          117,890
Toyota Motor Corp. (a)                                  4,100          270,181
------------------------------------------------------------------------------
                                                                       881,170
------------------------------------------------------------------------------
BREWERS-0.96%
Kirin Brewery Co. Ltd.                                  5,000           76,856
------------------------------------------------------------------------------
COMMODITY CHEMICALS-2.35%
Toray Industries, Inc.                                 13,000           98,782
Tosoh Corp. (a)                                        19,000           89,995
------------------------------------------------------------------------------
                                                                       188,777
------------------------------------------------------------------------------
COMPUTER & ELECTRONICS RETAIL-1.19%
Yamada Denki Co., Ltd.                                  1,150           95,484
------------------------------------------------------------------------------
COMPUTER HARDWARE-1.43%
Toshiba Corp. (a)                                      18,000          114,952
------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS-2.02%
Mitsumi Electric Co., Ltd. (a)                          6,800          161,834
------------------------------------------------------------------------------
CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-7.18%
Komatsu Ltd. (a)                                       15,200          324,953
Kubota Corp. (a)                                       11,000          116,637
Mitsui Engineering & Shipbuilding Co., Ltd. (a)        39,000          135,395
------------------------------------------------------------------------------
                                                                       576,985
------------------------------------------------------------------------------
CONSUMER ELECTRONICS-3.12%
Casio Computer Co., Ltd. (a)                            7,700          159,376
Funai Electric Co., Ltd. (a)                            1,000           91,265
------------------------------------------------------------------------------
                                                                       250,641
------------------------------------------------------------------------------
CONSUMER FINANCE-2.04%
ORIX Corp. (a)                                            570          163,970
------------------------------------------------------------------------------

                                                     SHARES          VALUE
------------------------------------------------------------------------------
DEPARTMENT STORES-1.18%
Daiei, Inc. (The) (b)                                   6,650  $        95,110
------------------------------------------------------------------------------
DIVERSIFIED BANKS-8.33%
Mitsubishi UFJ Financial Group, Inc. (a)                   23          279,293
Mizuho Financial Group, Inc. (a)                           27          195,029
Sumitomo Mitsui Financial Group, Inc. (a)                  19          194,902
------------------------------------------------------------------------------
                                                                       669,224
------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS-1.71%
Ishihara Sangyo Kaisha Ltd. (a)(b)                     26,000           39,098
Nissan Chemical Industries, Ltd. (a)                    8,000           98,151
------------------------------------------------------------------------------
                                                                       137,249
------------------------------------------------------------------------------
DIVERSIFIED METALS & MINING-2.96%
Pacific Metals Co., Ltd. (a)                           11,000          127,853
Sumitomo Titanium Corp. (a)                             1,000          109,861
------------------------------------------------------------------------------
                                                                       237,714
------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS-2.62%
IBIDEN Co., Ltd. (a)                                    2,100          104,484
Murata Manufacturing Co., Ltd.                          1,500          106,149
------------------------------------------------------------------------------
                                                                       210,633
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-0.95%
Sysmex Corp. (a)                                        2,000           75,986
------------------------------------------------------------------------------
HOMEBUILDING-1.95%
Haseko Corp. (a)(b)                                    40,500          156,244
------------------------------------------------------------------------------
HOUSEHOLD APPLIANCES-1.14%
Hitachi Koki Co., Ltd. (a)                              6,000           91,755
------------------------------------------------------------------------------
HYPERMARKETS & SUPER CENTERS-1.22%
AEON Co., Ltd. (a)                                      4,500           98,071
------------------------------------------------------------------------------
INDUSTRIAL GASES-0.57%
Taiyo Nippon Sanso Corp. (a)                            5,000           45,638
------------------------------------------------------------------------------
INDUSTRIAL MACHINERY-5.52%
Kawasaki Heavy Industries, Ltd.                        45,000          174,884
Nabtesco Corp.                                          8,000          101,690
THK Co., Ltd. (a)                                       2,500           61,039
Toshiba Machine Co., Ltd. (a)                          11,000          105,485
------------------------------------------------------------------------------
                                                                       443,098
------------------------------------------------------------------------------

AIM Japan Fund

                                                     SHARES          VALUE
------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-1.01%
Shinko Securities Co., Ltd. (a)                        16,000   $       81,324
------------------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES-0.97%
Nomura Research Institute, Ltd.                           500           77,892
------------------------------------------------------------------------------
MARINE-4.51%
Kawasaki Kisen Kaisha, Ltd.                            13,000          112,463
Mitsui O.S.K. Lines, Ltd. (a)                          24,000          250,184
------------------------------------------------------------------------------
                                                                       362,647
------------------------------------------------------------------------------
MOTORCYCLE MANUFACTURERS-2.05%
Yamaha Motor Co., Ltd.                                  5,300          164,252
------------------------------------------------------------------------------
OFFICE ELECTRONICS-1.51%
Canon Inc. (a)                                          2,300          121,312
------------------------------------------------------------------------------
PHOTOGRAPHIC PRODUCTS-1.68%
Nikon Corp. (a)                                         6,000          135,290
------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-6.66%
Sumitomo Realty & Development Co., Ltd.                 3,000          104,160
Tokyu Land Corp. (a)                                   33,000          339,239
Tokyu Livable, Inc. (a)                                 1,200           91,925
------------------------------------------------------------------------------
                                                                       535,324
------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT-1.18%
Disco Corp. (a)                                         1,500           95,049
------------------------------------------------------------------------------
SEMICONDUCTORS-5.26%
Elpida Memory, Inc. (b)                                 4,400          190,686
Sumco Corp. (a)                                         6,400          231,714
------------------------------------------------------------------------------
                                                                       422,400
------------------------------------------------------------------------------
STEEL-2.07%
Chubu Steel Plate Co., Ltd. (a)                         3,600           43,337
Kobe Steel, Ltd. (a)                                   34,000          123,056
------------------------------------------------------------------------------
                                                                       166,393
------------------------------------------------------------------------------
TIRES & RUBBER-1.25%
Sumitomo Rubber Industries, Ltd. (a)                    8,500          100,483
------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-4.26%
Mitsubishi Corp. (a)                                    5,600          114,282
Sojitz Corp. (a)(b)                                    29,400          104,218
Toyota Tsusho Corp.                                     4,700          123,459
------------------------------------------------------------------------------
                                                                       341,959
------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-3.17%
KDDI Corp. (a)                                             25          177,037
------------------------------------------------------------------------------

                                                     SHARES          VALUE
------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)
NTT DoCoMo, Inc. (a)                                       51   $       77,876
------------------------------------------------------------------------------
                                                                       254,913
==============================================================================
  Total Foreign Stocks (Japan)
    (Cost $7,478,315)                                                7,847,206
==============================================================================
MONEY MARKET FUNDS-3.45%
Liquid Assets Portfolio -Institutional Class (c)      138,441          138,441
Premier Portfolio -Institutional Class (c)            138,441          138,441
==============================================================================
  Total Money Market Funds
    (Cost $276,882)                                                    276,882
==============================================================================
TOTAL INVESTMENTS-101.13%
  (Cost $7,755,197)                                                  8,124,088
==============================================================================
OTHER ASSETS LESS LIABILITIES-(1.13)%                                  (91,059)
==============================================================================
NET ASSETS-100.00%                                              $    8,033,029
==============================================================================

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2007 was $5,982,341, which represented 74.47% of the Fund's Net Assets. See Note 1A.
(b)  Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Japan Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Japan Fund

     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a

AIM Japan Fund

     security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

                                                                     CHANGE IN
                                                                    UNREALIZED                            REALIZED
                          VALUE    PURCHASES AT   PROCEEDS FROM    APPRECIATION      VALUE     DIVIDEND     GAIN
FUND                    10/31/06       COST           SALES       (DEPRECIATION)   01/31/07     INCOME     (LOSS)
------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional Class      $--       $337,785       $(199,344)         $--         $138,441      $210       $--
------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional Class       --        337,785        (199,344)          --          138,441       208        --
==================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATES               $--       $675,570       $(398,688)         $--         $276,882      $418       $--
==================================================================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $3,231,099 and $2,687,786, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities           $ 569,800
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (232,612)
==============================================================================
Net unrealized appreciation of investment securities                 $ 337,188
==============================================================================
Cost of investments for tax purposes is $7,786,900.

                          AIM ENHANCED SHORT BOND FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2007

      Effective February 28, 2007, after the close of the rporting period, AIM Enhanced Short Bond Fund was renamed AIM LIBOR Alpha Fund.

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   LAL-QTR-1 1/07   A I M Advisors, Inc.

AIM Enhanced Short Bond Fund

SCHEDULE OF INVESTMENTS

January 31, 2007
(Unaudited)

                                                    PRINCIPAL
                                                     AMOUNT            VALUE
-------------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-50.68%

AUTO PARTS & EQUIPMENT-1.93%
Johnson Controls, Inc., Sr.
  Floating Rate Notes, 5.59%,
  01/17/08(a)(b)                                $      1,000,000(c) $ 1,001,553
-------------------------------------------------------------------------------
BROADCASTING & CABLE TV-2.51%
Viacom Inc., Sr. Unsec. Floating
  Rate Global Notes, 5.71%,
  06/16/09(a)(b)                                       1,300,000(c)   1,304,814
-------------------------------------------------------------------------------
CONSUMER FINANCE-3.86%
American Express Centurion Bank,
  Floating Rate Notes,
  5.48%, 12/17/09(a)(b)                                  800,000        802,447
SLM Corp.-Series A, Floating Rate
  Medium Term Notes, 5.57%,
  07/25/08(a)(b)                                       1,200,000      1,202,782
-------------------------------------------------------------------------------
                                                                      2,005,229
-------------------------------------------------------------------------------
DIVERSIFIED BANKS-3.17%
HSBC Bank USA N.A.,
  Floating Rate Global Notes,
  5.49%, 12/14/09(a)(b)                                  250,000        250,684
  Sr. Floating Rate Global Notes,
  5.49%, 06/10/09(a)(b)                                  750,000        750,615
-------------------------------------------------------------------------------
SMFG Preferred Capital-USD 1 LTD.,
  Bonds, 6.08%
  (Acquired 12/13/06; Cost
  $200,000)(a)(d)(e)                                     200,000        197,856
Wachovia Bank N.A., Sr. Floating
  Rate Notes, 5.44%, 12/02/10(a)(b)                      450,000        450,503
-------------------------------------------------------------------------------
                                                                      1,649,658
-------------------------------------------------------------------------------
DIVERSIFIED CAPITAL MARKETS-2.70%
Credit Suisse (USA) Inc.,
  Floating Rate Global Notes,
  5.57%, 08/15/10(a)(b)                                  700,000        703,037
  Sr. Unsec. Floating Rate Global Notes,
  5.56%, 03/02/11(a)(b)                                  700,000        702,221
-------------------------------------------------------------------------------
                                                                      1,405,258
-------------------------------------------------------------------------------
ELECTRIC UTILITIES-2.36%
Ohio Power Co.-Series K,
  Sr. Unsec. Notes,
  6.00%, 06/01/16(a)                                     694,000        711,912
PPL Energy Supply LLC-Series A, Sr.
  Unsec. Global Notes, 6.40%,
  11/01/11(a)                                            500,000        513,135
-------------------------------------------------------------------------------
                                                                      1,225,047
-------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT            VALUE
-------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.98%
NXP B.V./ NXP Funding LLC
  (Netherlands), Sr. Sec. Floating
  Rate Notes, 8.11%, 10/15/13
  (Acquired 10/05/06; Cost
  $500,000)(a)(b)(d)                            $        500,000    $   510,048
-------------------------------------------------------------------------------
HEALTH CARE FACILITIES-1.11%
Impress Holdings B.V.
  (Netherlands), Sr., Sec.,
  Floating Rate Bonds, 8.59%,
  09/15/13 (Acquired 09/15/06;
  Cost $575,000)(a)(b)(d)                                575,000        579,146
-------------------------------------------------------------------------------
HOME IMPROVEMENT RETAIL-1.93%
Home Depot, Inc.
  (The), Sr. Unsec. Unsub.
  Floating Rate Global Note,
  5.49%, 12/16/09(a)(b)                                1,000,000      1,001,813
-------------------------------------------------------------------------------
HOMEBUILDING-1.93%
Centex Corp.-Series E, Sr. Floating
  Rate Medium Term Notes, 5.62%,
  08/01/07(a)(b)                                       1,000,000      1,000,730
-------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES-0.38%
Wyndham Worldwide Corp., Sr. Unsec.
  Bonds, 6.00%, 12/01/16 (Acquired
  11/30/06; Cost $199,082)(a)(d)                         200,000        196,948
-------------------------------------------------------------------------------
INTEGRATED OIL & GAS-3.18%
ConocoPhillips Australia Funding
  Co., Sr. Unsec. Gtd. Floating
  Rate Notes, 5.46%, 04/09/09(a)(b)                    1,650,000      1,651,324
-------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-3.44%
Deutsche Telekom International
  Finance B.V., Gtd. Floating Rate
  Global Notes, 5.55%,
  03/23/09(a)(b)                                       1,000,000      1,002,029
Telecom Italia Capital
  (Luxembourg), Unsec. Gtd. Unsub.
  Global Notes, 6.00%, 09/30/34(a)                       140,000        126,548
Windstream Corp-  Sr. Unsec. Gtd.
  Unsub. Global Note, 8.63%,
  08/01/16(a)                                            600,000        658,500
-------------------------------------------------------------------------------
                                                                      1,787,077
-------------------------------------------------------------------------------

AIM Enhanced Short Bond Fund

                                                    PRINCIPAL
                                                     AMOUNT            VALUE
-------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-4.55%
Bear Stearns Cos., Inc. (The),
  Series B,
  Floating Rate Medium Term Global Notes,
  5.51%, 02/08/08(a)(b)                         $        500,000    $   500,791
-------------------------------------------------------------------------------
  Sr. Unsec. Unsub.,
  Floating Rate Medium Term Global Notes,
  5.59%, 01/31/11(a)(b)                                  250,000        251,149
-------------------------------------------------------------------------------
Goldman Sachs Group Inc., Floating
  Rate Global Notes, 5.66%,
  06/28/10(a)(b)                                       1,000,000      1,007,620
-------------------------------------------------------------------------------
Lehman Brothers Holdings
  Inc.-Series I, Floating Rate
  Medium Term Notes, 5.58%,
  12/23/10(a)(b)                                         600,000        602,358
-------------------------------------------------------------------------------
                                                                      2,361,918
-------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT-0.41%
Time Warner Inc., Sr. Unsec. Gtd.
  Deb., 6.50%, 11/15/36(a)                               215,000        214,544
-------------------------------------------------------------------------------
MULTI-UTILITIES-0.96%
PSEG Energy Holdings LLC,
  Sr. Unsec. Global Notes,
  8.63%, 02/15/08(a)                                     224,000        229,880
  8.50%, 06/15/11(a)                                     252,000        270,585
-------------------------------------------------------------------------------
                                                                        500,465
-------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION-0.22%
Apache Corp., Sr. Unsec. Notes,
  5.63%, 01/15/17(a)                                     115,000        115,305
-------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.55%
JPM Chase Capital  XXI-Series U,
  Gtd. Sub., Floating Rate Global
  Bonds, 6.31%, 02/02/37(a)(b)                           800,000        802,994
-------------------------------------------------------------------------------
PACKAGED FOODS & MEATS-2.41%
General Mills, Inc.,Unsec. Unsub.
  Floating Rate Notes, 5.49%,
  01/22/10(a)(b)                                       1,250,000      1,250,786
-------------------------------------------------------------------------------
REGIONAL BANKS-1.93%
PNC Funding Corp., Sr. Floating
  Rate Notes, 5.56%,
  01/31/14(a)(b)                                       1,000,000      1,002,298
-------------------------------------------------------------------------------
SPECIALIZED FINANCE-2.90%
CIT Group, Inc., Sr. Floating Rate
  Global Notes, 5.66%,
  11/03/10(a)(b)                                       1,500,000      1,507,327
-------------------------------------------------------------------------------
SPECIALTY PROPERTIES-0.48%
Host Hotels & Resorts L.P., Sr.
  Gtd. Notes, 6.88%, 11/01/14
  (Acquired 10/27/06; Cost
  $248,113)(a)(d)                                        250,000        252,188
-------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT            VALUE
-------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-3.86%
Countrywide Financial Corp.-Series
  B, Gtd. Floating Rate Medium
  Term Notes, 5.59%, 03/24/09(a)(b)             $      1,000,000    $ 1,003,041
-------------------------------------------------------------------------------
Washington Mutual Bank F.A.,
  Floating Rate Global Notes,
  5.46%, 05/01/09(a)(b)                                1,000,000      1,000,669
-------------------------------------------------------------------------------
                                                                      2,003,710
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-1.93%
Vodafone Group PLC (United
  Kingdom), Floating Rate Global
  Notes, 5.70%, 06/15/11(a)(b)                         1,000,000      1,004,453
-------------------------------------------------------------------------------
    Total U.S. Dollar Denominated Bonds &
      Notes
      (Cost $26,299,630)                                             26,334,633
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-40.77%

ASSET-BACKED SECURITIES - CONSUMER
  RECEIVABLES-24.81%
ACE Securities Corp.,
  Series 2006-ASP3, Class M1,
  Floating Rate Pass Through Ctfs.,
  5.60%, 06/25/36(a)(b)                                  821,000        822,125
-------------------------------------------------------------------------------
  Series 2006-OP1, Class M1,
  Floating Rate Pass Through Ctfs.,
  5.60%, 04/25/36(a)(b)                                  300,000        300,415
-------------------------------------------------------------------------------
Carrington Mortgage Loan
  Trust-Series 2006-RFC1, Class
  M1, Floating Rate Pass Through
  Ctfs., 5.59%, 05/25/36(a)(b)                           500,000        500,513
-------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust,
  Inc.-Series 2006-WMC1, Class M2,
  Floating Rate Pass Through
  Ctfs., 5.73%, 12/25/35(a)(b)                           150,000        150,653
-------------------------------------------------------------------------------
Countrywide Asset-Backed Ctfs.,
  Series 2004-1, Class M2,
  Floating Rate Pass Through Ctfs.,
  5.87%, 03/25/34(a)(b)                                  125,000        125,542
-------------------------------------------------------------------------------
  Series 2006-8, Class M1,
  Floating Rate Pass Through Ctfs.,
  5.58%, 01/25/46(a)(b)                                1,500,000      1,502,172
-------------------------------------------------------------------------------
JP Morgan Mortgage Acquisition
  Corp.-Series 2006-NC1, Class M2,
  Floating Rate Pass Through
  Ctfs., 5.66%, 04/25/36(a)(b)                           150,000        150,144
-------------------------------------------------------------------------------
Long Beach Mortgage Loan Trust,
  Series 2006-7, Class 2A1,
  Floating Rate Pass Thru Ctfs.,
  5.37%, 08/25/36(a)(b)                                  817,997        818,560
-------------------------------------------------------------------------------
  Series 2006-4, Class M1,
  Floating Rate Pass Through Ctfs.,
  5.62%, 05/25/36(a)(b)                                  500,000        500,488
-------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Enhanced Short Bond Fund

                                                    PRINCIPAL
                                                     AMOUNT            VALUE
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - CONSUMER
  RECEIVABLES-(CONTINUED)
Merrill Lynch Mortgage Investors,
  Inc.-Series 2006-AR1, Class M2,
  Floating Rate Pass Through
  Ctfs., 5.67%, 03/25/37(a)(b)                  $        150,000    $   150,092
-------------------------------------------------------------------------------
Morgan Stanley ABS Capital I-Series
  2005-HE4, Class A2B,, Floating
  Rate Pass, 5.56%, 07/25/35(a)(b)                       400,000        400,855
-------------------------------------------------------------------------------
Residential Asset Securities
  Corp.-Series 2006-KS9, Class
  M1S, Floating Rate Pass Through
  Ctfs., 5.57%, 11/25/36(a)(b)                         1,000,000      1,000,617
-------------------------------------------------------------------------------
SACO I Inc.-Series 2006-6, Class
  M1, Floating Rate Pass Through
  Ctfs., 5.62%, 06/25/36(a)(b)                           400,000        400,486
-------------------------------------------------------------------------------
Saxon Asset Securities Trust-Series
  2006-1, Class M1, Floating Rate
  Pass Through Ctfs., 5.63%,
  03/25/36(a)(b)                                         500,000        500,454
-------------------------------------------------------------------------------
Securitized Asset Backed
  Receivables LLC, Trust-Series
  2006-NC2, Class M1, Floating
  Rate Pass Through Ctfs., 5.60%,
  03/25/36(a)(b)                                         500,000        500,913
-------------------------------------------------------------------------------
Soundview Home Equity Loan
  Trust-Series 2006-OPT5, Class
  M1, Floating Rate Pass Through
  Ctfs., 5.57%, 07/25/36(a)(b)                           750,000        750,673
-------------------------------------------------------------------------------
Specialty Underwriting &
  Residential Finance-Series
  2006-AB2, Class M1, Floating
  Rate Pass Through Ctfs., 5.59%,
  06/25/37(a)(b)                                         600,000        600,791
-------------------------------------------------------------------------------
Structured Asset Securities
  Corp.-Series 2006-BC2, Class M1,
  Floating Rate Pass Through
  Ctfs., 5.62%, 09/25/36(a)(b)                         1,200,000      1,201,714
-------------------------------------------------------------------------------
Washington Mutual Master Note
  Trust-Series 2006-C2A, Class C2,
  Floating Rate Pass Through
  Ctfs., 5.82%, 08/15/15 (Acquired
  08/15/2006; Cost
  $1,500,000)(a)(b)(d)                                 1,500,000      1,515,037
-------------------------------------------------------------------------------
  Series 2006-C3A, Class C3A,
  Floating Rate Pass Through
  Ctfs., 5.70%, 10/15/13 (Acquired
  11/01/2006; Cost
  $1,000,000)(b)(d)(f)                                 1,000,000        999,990
-------------------------------------------------------------------------------
                                                                     12,892,234
-------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT            VALUE
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - MANUFACTURED
  HOUSING-0.39%
Vanderbilt Mortgage Finance,
  Series 2002-C, Class A2,
  Pass Through Ctfs.,
  4.23%, 02/07/15(a)                            $         14,632    $    14,611
-------------------------------------------------------------------------------
  Series 2002-C, Class A4,
  Pass Through Ctfs.,
  6.57%, 08/07/24(a)                                     105,000        108,258
-------------------------------------------------------------------------------
  Series 2002-B, Class A4,
  Pass Through Ctfs.,
  5.84%, 02/07/26(a)                                      80,000         80,236
-------------------------------------------------------------------------------
                                                                        203,105
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - TIME SHARE-1.45%
Marriott Vacation Club Owner
  Trust-Series 2006-1A, Class A,
  Pass Through Ctfs., 5.74%,
  04/20/28 (Acquired 05/23/2006
  Cost $745,951)(a)(d)(f)                                745,962        751,318
-------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-14.12%
Countrywide Alternative Loan
  Trust-Series 2006-OC4, Class M1,
  Floating Rate Pass Through
  Ctfs., 5.61%, 05/25/36(a)(b)                           350,000        349,431
-------------------------------------------------------------------------------
Credit Suisse Mortgage Capital
  Ctfs.-Series 2006-TFLA, Class J,
  Floating Rate Pass Through
  Ctfs., 6.12%, 04/15/21 (Acquired
  04/25/2006; Cost
  $250,000)(a)(b)(d)                                     250,000        250,214
-------------------------------------------------------------------------------
Fannie Mae REMIC-Series 2003-112,
  Class FA, Floating Rate Pass
  Through Ctfs., 5.82%,
  01/25/28(a)(b)                                       1,024,417      1,024,411
-------------------------------------------------------------------------------
Fannie Mae Whole Loan-Series
  2004-W5, Class F1, Floating Rate
  Pass Through Ctfs., 5.77%,
  02/25/47(a)(b)                                         459,736        462,806
-------------------------------------------------------------------------------
Freddie Mac REMIC,
  Series 2399, Class XF,
  Floating Rate Pass Through Ctfs.,
  6.27%, 01/15/32(a)(b)                                  532,723        548,428
-------------------------------------------------------------------------------
  Series 2470, Class JF,
  Floating Rate Pass Through Ctfs.,
  6.32%, 12/15/31(a)(b)                                  779,513        794,058
-------------------------------------------------------------------------------
JP Morgan Chase Commercial Mortgage
  Securities Corp.-Series
  2005-FL1A, Class A1, Floating
  Rate Pass Through Ctfs., 5.43%,
  02/15/19 (Acquired 05/31/2006;
  Cost $276,892)(a)(b)(d)                                282,540        282,721
-------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Enhanced Short Bond Fund

                                                    PRINCIPAL
                                                     AMOUNT            VALUE
-------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS-(CONTINUED)
Lehman Brothers Floating Rate
  Commercial Mortgage Trust-Series
  2006-CCL, Class L, Floating Rate
  Pass Through Ctfs., 7.27%,
  01/15/21 (Acquired 03/31/2006;
  Cost $140,000)(a)(b)(d)                       $        140,000    $   138,787
-------------------------------------------------------------------------------
Morgan Stanley Capital I-Series
  2006-IQ11, Class A4, Floating
  Rate  Pass Through Ctfs., 5.77%,
  10/15/42(a)(b)                                       1,000,000      1,019,645
-------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan
  Trust,
  Series 2004-1, Class 3A1,
  Floating Rate Pass Through Ctfs.,
  7.36%, 02/25/34(a)(b)                                  545,358        545,736
-------------------------------------------------------------------------------
  Series 2005-11, Class 1A1,
  Floating Rate Pass Through Ctfs.,
  5.41%, 05/25/35(a)(b)                                  268,168        270,773
-------------------------------------------------------------------------------
Wells Fargo Mortgage Backed
  Securities Trust, Series 2004-S,
  Class A1, Floating Rate Pass
  Through Ctfs., 3.54%,
  09/25/34(a)(b)                                       1,417,355      1,370,950
-------------------------------------------------------------------------------
  Series 2004-I, Class 1A1, Pass
  Through Ctfs., 5.39%,
  07/25/34(a)(b)                                         276,702        278,259
-------------------------------------------------------------------------------
                                                                      7,336,219
-------------------------------------------------------------------------------
    Total Asset-Backed Securities
      (Cost $21,126,053)                                             21,182,876
-------------------------------------------------------------------------------
NON U.S. DOLLAR DENOMINATED BONDS &
  NOTES-4.76%

COLOMBIA-1.90%
Republic of Colombia (Sovereign
  Debt), Global Notes,  12.00%,
  10/22/15(a)(g)                                COP1,900,000,000        987,600
-------------------------------------------------------------------------------
HUNGARY-2.86%
Hungary Government Bond
  (Sovereign Debt), Series
  16/C, Bonds,  5.50%,
  02/12/16(a)(g)                                HUF  325,000,000      1,487,635
-------------------------------------------------------------------------------
    Total Non U.S. Dollar Denominated Bonds
      & Notes
      (Cost $2,522,025)                                               2,475,235
-------------------------------------------------------------------------------
U.S. MORTGAGE BACKED SECURITIES-3.50%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-1.84%
Floating Rate Pass Through Ctfs.,
  6.55%, 07/01/36(a)(b)                         $        936,804        956,176
-------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
-------------------------------------------------------------------------------
U.S. MORTGAGE BACKED SECURITIES-(CONTINUED)

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.66%
Floating Rate Pass Through Ctfs.,
  4.76%, 11/01/32(a)(b)                         $        853,751    $   864,639
-------------------------------------------------------------------------------
    Total U.S. Mortgage Backed Securities
       (Cost $1,808,383)                                              1,820,815
-------------------------------------------------------------------------------
U.S. TREASURY SECURITY-0.53%

U.S. TREASURY BILLS-0.53%
  4.92%, 05/24/07(a)(h)                                  280,000(i)     275,682
-------------------------------------------------------------------------------
    Total U.S. Treasury Securities
       (Cost $275,710)                                                  275,682
-------------------------------------------------------------------------------

                                                     SHARES
-------------------------------------------------------------------------------
MONEY MARKET FUNDS-1.72%
Liquid Assets Portfolio -Institutional
  Class (j)                                              445,629        445,629
Premier Portfolio -Institutional Class (j)               445,629        445,629
-------------------------------------------------------------------------------
    Total Money Market Funds
      (Cost $891,258)                                                   891,258
===============================================================================
TOTAL INVESTMENTS-101.96%
  (Cost $52,923,059)                                                 52,980,499
===============================================================================
OTHER ASSETS LESS LIABILITIES-(1.96)%                                (1,018,796)
===============================================================================
NET ASSETS-100.00%                                                  $51,961,703
===============================================================================

Investment Abbreviations:
ABS    -- Asset Backed Security
COP    -- Colombian Peso
Ctfs.  -- Certificates
Deb.   -- Debentures
Gtd.   -- Guaranteed
HUF    -- Hungary Forint
REMIC  -- Real Estate Mortgage Investment Conduit
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2007 was $51,089,251, which represented 98.32% of the Fund's Net Assets. See Note 1A.

(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2007.

(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open credit default swap contracts. See Note 1G and Note 5.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Enhanced Short Bond Fund

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2007 was $5,674,253, which represented 10.92% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Perpetual bond with no specified maturity date.

(f) Security considered to be illiquid. The Fund is limited to investing 15 % of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2007 was $1,751,308, which represented 3.37% of the Fund's Net Assets.

(g) Foreign denominated security. Principal amount is denominated in currency indicated.

(h) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 4.

(j) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Enhanced Short Bond Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

January 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Enhanced Short Bond Fund

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until

AIM Enhanced Short Bond Fund
     the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

       Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

       A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive the fixed payment stream. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settledby a cash payment in the case of a credit event.

       Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. The Fund accrues for the fixed payments on swap agreements on a daily basis with the net amount accrued, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM Enhanced Short Bond Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

                                                                      CHANGE IN
                                                                     UNREALIZED
                           VALUE    PURCHASES AT   PROCEEDS FROM    APPRECIATION      VALUE    DIVIDEND     REALIZED
FUND                     10/31/06       COST           SALES       (DEPRECIATION)   01/31/07    INCOME    GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio -
  Institutional Class    $283,701    $ 6,640,516   $ (6,478,588)         $--        $445,629    $ 7,773       $--
---------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional Class     283,701      6,640,516     (6,478,588)          --         445,629      7,730        --
=====================================================================================================================
TOTAL INVESTMENTS
  IN AFFILIATES          $567,402    $13,281,032   $(12,957,176)         $--        $891,258    $15,503       $--
=====================================================================================================================

NOTE 3 - FOREIGN CURRENCY CONTRACTS

                      OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------
                                     CONTRACT TO
                        -------------------------------------      VALUE      UNREALIZED
  SETTLEMENT DATE             DELIVER             RECEIVE        01/31/07    APPRECIATION
-----------------------------------------------------------------------------------------
02/22/2007              COP   2,268,000,000   USD   1,013,631   $1,005,430      $ 8,201
-----------------------------------------------------------------------------------------
02/12/2007              HUF     296,388,600   USD   1,515,000    1,510,537        4,462
=========================================================================================
TOTAL OPEN FOREIGN
  CURRENCY CONTRACTS                                                            $12,663
=========================================================================================

          CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END
-------------------------------------------------------------------
                        CONTRACT TO
              -------------------------------     VALUE    REALIZED
CLOSED DATE      DELIVER          RECEIVE       01/31/07     GAIN
-------------------------------------------------------------------
01/09/2007    USD   617,421   PLN   1,776,690   $600,000    $17,421
-------------------------------------------------------------------
01/16/2007    USD   585,672   PLN   1,685,330    563,091     22,581
-------------------------------------------------------------------
                                                            $40,002
===================================================================

                        CONTRACT TO                          REALIZED
              -------------------------------      VALUE       GAIN
CLOSED DATE      DELIVER          RECEIVE        01/31/07     (LOSS)
---------------------------------------------------------------------
12/20/2006    USD   996,907   PLN   2,868,700   $1,000,000   $(3,093)
=====================================================================
TOTAL CLOSED FOREIGN CURRENCY CONTRACTS                      $36,909
=====================================================================
TOTAL FOREIGN CURRENCY CONTRACTS                             $49,572
=====================================================================

CURRENCY ABBREVIATIONS:

COP - COLOMBIAN PESO

HUF - HUNGARIAN FORINT

PLN - POLAND ZLOTY

USD - U.S. DOLLAR

AIM Enhanced Short Bond Fund

NOTE 4 - FUTURES CONTRACTS

On January 31, 2007, $280,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                          OPEN FUTURES CONTRACTS AT PERIOD END
----------------------------------------------------------------------------------------
                                  NUMBER OF      MONTH/          VALUE       UNREALIZED
            CONTRACT              CONTRACTS    COMMITMENT      01/31/07     APPRECIATION
----------------------------------------------------------------------------------------
Euro Bund                             10      Mar-07/Short   $ (1,498,347)    $ 11,597
----------------------------------------------------------------------------------------
U.S. Treasury 2 Year  Notes           15      Mar-07/Short     (3,053,906)      13,561
----------------------------------------------------------------------------------------
U.S. Treasury 10 Year Future         140      Mar-07/Short    (14,945,000)     174,728
----------------------------------------------------------------------------------------
U.S. Treasury Long Bonds Future        6      Mar-07/Short       (660,750)      22,581
----------------------------------------------------------------------------------------
                                                             $(20,158,003)    $222,467
========================================================================================

NOTE 5 - CREDIT DEFAULT SWAPS AGREEMENTS

On January 31, 2007, $1,600,000 principal amount of corporate obligations were pledged as collateral to cover margin requirements for open sell credit default swap contracts.

                                 OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
------------------------------------------------------------------------------------------------------------------
                                                                                         NOTIONAL     UNREALIZED
                                                  BUY/SELL    PAY/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
     COUNTERPARTY          REFERENCE ENTITY      PROTECTION    FIXED RATE      DATE        (000)    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.      CenturyTel, Inc.         Buy          0.69%      12/20/2011     $500         (1,368)
------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.     Liberty Media LLC         Buy          1.60%      12/20/2011     $250         (2,822)
------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.        Lennar Corp.           Buy          0.49%      03/20/2012      500        $   890
------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.   Marsh & McLennan Corp.      Buy          0.35%      03/20/2012     $500             (4)
------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.   Countrywide Home Loan       Buy          0.19%      03/20/2012     $500             (3)
------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.        Embarq Corp.           Sell         0.77%      12/20/2011     $500        $ 3,214
------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.         Xerox Corp            Sell         0.71%      03/20/2012     $500           (658)
==================================================================================================================
  TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                                                 $  (751)
==================================================================================================================

NOTE 6 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $35,287,741 and $34,283,526 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $138,587
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (81,147)
==============================================================================
Net unrealized appreciation of investment securities                  $ 57,440
==============================================================================
Cost of investments is the same for tax and financial statements purposes.

                           AIM TRIMARK ENDEAVOR FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   T-END-QTR-1 1/07   A I M Advisors, Inc.

AIM Trimark Endeavor Fund

SCHEDULE OF INVESTMENTS
January 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
DOMESTIC COMMON STOCKS -57.45%
APPAREL RETAIL-3.55%
Ross Stores, Inc.                                       153,600   $    4,975,104
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS-3.87%
Liz Claiborne, Inc.                                     122,200        5,425,680
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-2.79%
Investors Financial Services Corp.                       83,700        3,914,649
                                                                  --------------
AUTOMOTIVE RETAIL-2.19%
AutoZone, Inc. (a)                                       24,500        3,077,935
                                                                  --------------
BREWERS-2.01%
Molson Coors Brewing Co. -Class B                        34,904        2,820,243
                                                                  --------------
COMMUNICATIONS EQUIPMENT-3.08%
Plantronics, Inc.                                       219,100        4,316,270
                                                                  --------------
HEALTH CARE EQUIPMENT-10.51%
Cytyc Corp. (a)                                          36,700        1,061,364
Kinetic Concepts, Inc. (a)                              154,500        7,599,855
Zimmer Holdings, Inc. (a)                                72,200        6,080,684
                                                                  --------------
                                                                      14,741,903
                                                                  --------------
HOME FURNISHINGS-5.10%
Tempur-Pedic International Inc.                         301,000        7,163,800
                                                                  --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-3.99%
Manpower Inc.                                            76,800        5,601,024
                                                                  --------------
INSURANCE BROKERS-4.17%
Arthur J. Gallagher & Co.                               203,900        5,845,813
                                                                  --------------
LEISURE PRODUCTS-3.25%
Polaris Industries Inc.                                  97,600        4,563,776
                                                                  --------------
MANAGED HEALTH CARE-4.90%
WellPoint Inc. (a)                                       87,800        6,881,764
                                                                  --------------
PHARMACEUTICALS-3.51%
Endo Pharmaceuticals Holdings Inc. (a)                  160,200        4,921,344
                                                                  --------------
TRUCKING-4.53%
Con-way Inc.                                            127,800        6,356,772
                                                                  --------------
      Total Domestic Common Stocks
         (Cost $65,295,999)                                           80,606,077
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-21.30%
AUSTRALIA-2.39%
Cochlear Ltd. (Health Care Equipment)                    76,600   $    3,358,073
                                                                  --------------
CANADA-2.76%
Tim Hortons, Inc. (Restaurants)                          58,000        1,791,213
Tim Hortons, Inc. (Restaurants)                          67,172        2,082,332
                                                                  --------------
                                                                       3,873,545
                                                                  --------------
FRANCE-1.57%
Zodiac S.A. (Aerospace & Defense)                        32,100        2,200,486
                                                                  --------------
IRELAND-7.60%
DCC PLC (Industrial Conglomerates)                       84,700        2,676,843
Kingspan Group PLC (Building Products)                  172,600        4,357,106
Ryanair Holdings PLC -ADR (Airlines) (a)                 41,900        3,632,311
                                                                  --------------
                                                                      10,666,260
                                                                  --------------
MEXICO-5.53%
Grupo Modelo, S.A. de C.V. -Series C
   (Brewers)                                            628,100        3,419,097
Grupo Televisa S.A. -ADR (Broadcasting &
   Cable TV)                                            147,300        4,339,458
                                                                  --------------
                                                                       7,758,555
                                                                  --------------
SWEDEN-1.45%
Hoganas A.B. -Class B (Steel) (b)                        75,500        2,034,949
                                                                  --------------
      Total Foreign Common Stocks & Other Equity
         Interests
         (Cost $15,052,617)                                           29,891,868
                                                                  --------------
FOREIGN PREFERRED STOCKS-1.52%
GERMANY-1.52%
Hugo Boss A.G. -Pfd. (Apparel, Accessories
   & Luxury Goods) (b)                                   40,000        2,132,794
                                                                  --------------
      Total Foreign Preferred Stocks
         (Cost $1,002,566)                                             2,132,794
                                                                  --------------
MONEY MARKET FUNDS-16.98%
Liquid Assets Portfolio -Institutional
   Class (c)                                         11,910,678       11,910,678
Premier Portfolio -Institutional Class (c)           11,910,678       11,910,678
                                                                  --------------
      Total Money Market Funds
         (Cost $23,821,356)                                           23,821,356
                                                                  --------------

AIM Trimark Endeavor Fund

TOTAL INVESTMENTS-97.25%
   (Cost $105,172,538)                                               136,452,095
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-2.75%                                    3,862,473
                                                                  --------------
NET ASSETS-100.00%                                                $  140,314,568
                                                                  ==============

Investment Abbreviations:

ADR -- American Depositary Receipt

Pfd. -- Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2007 was $4,167,743, which represented 2.97% of the Fund's Net Assets. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Trimark Endeavor Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Trimark Endeavor Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM Trimark Endeavor Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

                                                                          CHANGE IN
                                                                         UNREALIZED
                             VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       10/31/06         COST           SALES       (DEPRECIATION)     01/31/07     INCOME    GAIN (LOSS)
----                      -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
Portfolio -
   Institutional Class    $ 5,441,207    $10,453,663    $(3,984,192)         $--        $11,910,678   $116,617       $--
Premier Portfolio-
   Institutional Class      5,441,207     10,453,663     (3,984,192)          --         11,910,678    115,895        --
                          -----------    -----------    -----------          ---        -----------   --------       ---
TOTAL INVESTMENTS IN
   AFFILIATES             $10,882,414    $20,907,326    $(7,968,384)         $--        $23,821,356   $232,512       $--
                          ===========    ===========    ===========          ===        ===========   ========       ===

NOTE 3 -- FOREIGN CURRENCY CONTRACTS

                  OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END

                      CONTRACT TO                           UNREALIZED
SETTLEMENT   -----------------------------      VALUE      APPRECIATION
   DATE         DELIVER         RECEIVE       01/31/07    (DEPRECIATION)
----------   -------------   -------------   ----------   --------------
2/15/07      EUR 3,000,000   USD 3,867,675   $3,912,321      $(44,646)

Currency Abbreviations:

EUR - Euro

USD - U. S. Dollar

AIM Trimark Endeavor Fund

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $9,875,582 and $3,251,827, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $33,215,017
Aggregate unrealized (depreciation) of investment securities    (1,999,737)
                                                               -----------
Net unrealized appreciation of investment securities           $31,215,280
                                                               ===========

Cost of investments for tax purposes is $105,236,815.

                                AIM Trimark Fund
          Quarterly Schedule of Portfolio Holdings - January 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   T-TRI-QTR-1 1/07   A I M Advisors, Inc.

AIM Trimark Fund

SCHEDULE OF INVESTMENTS

January 31, 2007
(Unaudited)

                                                     SHARES          VALUE
------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-68.10%

AUSTRIA-2.64%
Wienerberger A.G. (Building Products) (a)              25,200   $    1,557,845
------------------------------------------------------------------------------
DENMARK-0.79%
Alk-Abello A.S. (Pharmaceuticals) (a)                   2,000          464,265
------------------------------------------------------------------------------
FINLAND-2.30%
Nokian Renkaat Oyj (Tires & Rubber) (a)                68,500        1,356,323
------------------------------------------------------------------------------
FRANCE-2.95%
Accor S.A. (Hotels, Resorts & Cruise Lines) (a)        21,000        1,740,889
------------------------------------------------------------------------------
GERMANY-5.00%
Adidas A.G. (Apparel, Accessories & Luxury
  Goods)                                               35,600        1,712,929
Bayerische Motoren Werke A.G. (Automobile
  Manufacturers) (a)                                   20,200        1,238,058
------------------------------------------------------------------------------
                                                                     2,950,987
------------------------------------------------------------------------------
IRELAND-6.82%
Anglo Irish Bank Corp. PLC (Diversified
  Banks) (a)                                           31,207          633,833
Kerry Group PLC -Class A (Packaged Foods &
  Meats) (a)                                           68,000        1,752,102
Ryanair Holdings PLC -ADR (Airlines) (b)               18,900        1,638,441
------------------------------------------------------------------------------
                                                                     4,024,376
------------------------------------------------------------------------------
JAPAN-1.64%
Canon Inc. (Office Electronics) (a)                    18,400          970,493
------------------------------------------------------------------------------
MEXICO-11.20%
Cemex S.A. de C.V. -ADR (Construction Materials)
  (b)                                                  84,806        3,000,436
Grupo Modelo, S.A. de C.V. -Series C (Brewers)        246,800        1,343,470
Grupo Televisa S.A. -ADR (Broadcasting &
  Cable TV)                                            76,900        2,265,474
------------------------------------------------------------------------------
                                                                     6,609,380
------------------------------------------------------------------------------
NETHERLANDS-5.81%
ING Groep N.V. (Other Diversified Financial
  Services) (a)                                        38,000        1,662,276
Vedior N.V. (Human Resource & Employment
  Services) (a)                                        85,368        1,770,000
------------------------------------------------------------------------------
                                                                     3,432,276
------------------------------------------------------------------------------

                                                     SHARES          VALUE
------------------------------------------------------------------------------
SOUTH KOREA-0.71%
Hana Financial Group Inc. (Diversified Banks)
  (a)                                                   8,500   $      421,024
------------------------------------------------------------------------------
SWITZERLAND-5.43%
Kuehne & Nagel International A.G. (Marine)              3,966          306,107
Nestle S.A. (Packaged Foods & Meats)                    4,900        1,797,415
Schindler Holding A.G. (Industrial
  Machinery) (a)                                        5,000          321,575
Schindler Holding A.G. -Participation Ctfs.
  (Industrial Machinery) (a)                           12,100          781,129
------------------------------------------------------------------------------
                                                                     3,206,226
------------------------------------------------------------------------------
UNITED KINGDOM-22.81%
HBOS PLC (Diversified Banks) (a)                       80,063        1,755,556
Reed Elsevier PLC (Publishing) (a)                    254,800        2,914,873
Smiths Group PLC (Industrial Conglomerates) (a)       114,200        2,408,452
Tesco PLC (Food Retail) (a)                           209,917        1,728,095
Willis Group Holdings Ltd. (Insurance Brokers)         39,100        1,597,626
WPP Group PLC (Advertising) (a)                       208,100        3,061,522
------------------------------------------------------------------------------
                                                                    13,466,124
------------------------------------------------------------------------------
  Total Foreign Common Stocks & Other Equity
    Interests
    (Cost $31,066,835)                                              40,200,208
------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-25.85%
APPAREL RETAIL-2.08%
Ross Stores, Inc.                                      38,000        1,230,820
------------------------------------------------------------------------------
ASSET MANAGEMENT & CUSTODY BANKS-2.49%
State Street Corp.                                     20,700        1,470,735
------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT-2.06%
BorgWarner, Inc.                                       17,700        1,213,158
------------------------------------------------------------------------------
ELECTRONIC MANUFACTURING SERVICES-2.47%
Molex Inc. -Class A                                    55,500        1,459,095
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-4.45%
Edwards Lifesciences Corp. (b)                          6,600          337,656
Kinetic Concepts, Inc. (b)                             46,500        2,287,335
------------------------------------------------------------------------------
                                                                     2,624,991
------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY-1.39%
IMS Health Inc.                                        28,400          819,624
------------------------------------------------------------------------------

AIM Trimark Fund

                                                     SHARES          VALUE
------------------------------------------------------------------------------
MANAGED HEALTH CARE-3.41%
WellPoint Inc. (b)                                     25,700   $    2,014,366
------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT-2.32%
Applied Materials, Inc.                                77,300        1,370,529
------------------------------------------------------------------------------
SEMICONDUCTORS-2.15%
Altera Corp. (b)                                       63,200        1,267,160
------------------------------------------------------------------------------
SPECIALTY CHEMICALS-0.59%
Sigma-Aldrich Corp.                                     9,200          349,140
------------------------------------------------------------------------------
SYSTEMS SOFTWARE-2.44%
Oracle Corp. (b)                                       84,100        1,443,156
------------------------------------------------------------------------------
  Total Domestic Common Stocks
    (Cost $12,879,195)                                              15,262,774
------------------------------------------------------------------------------
MONEY MARKET FUNDS-6.77%
Liquid Assets Portfolio -Institutional Class (c)    1,997,035        1,997,035
Premier Portfolio -Institutional Class (c)          1,997,035        1,997,035
------------------------------------------------------------------------------
  Total Money Market Funds
    (Cost $3,994,070)                                                3,994,070
==============================================================================
TOTAL INVESTMENTS-100.72%
  (Cost $47,940,100)                                                59,457,052
==============================================================================
OTHER ASSETS LESS LIABILITIES-(0.72)%                                 (423,448)
==============================================================================
NET ASSETS-100.00%                                              $   59,033,604
==============================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt

Ctfs. -- Certificates

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2007 was $26,538,310, which represented 44.95% of the Fund's Net Assets. See Note 1A.
(b) Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Trimark Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

January 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Trimark Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM Trimark Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

                                                                            CHANGE IN
                                                                           UNREALIZED
                               VALUE     PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE     DIVIDEND     REALIZED
FUND                         10/31/06        COST           SALES       (DEPRECIATION)    01/31/07     INCOME    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional Class       $1,252,761    $ 5,750,618   $ (5,006,344)         $--        $1,997,035    $22,752       $--
----------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-Institutional
  Class                      1,252,761      5,750,618     (5,006,344)          --         1,997,035     22,616        --
----------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
    IN AFFILIATES           $2,505,522    $11,501,236   $(10,012,688)         $--        $3,994,070    $45,368       $--
============================================================================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $13,827,973 and $5,529,093, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $11,521,753
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (96,950)
------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $11,424,803
==============================================================================
Cost of investments for tax purposes is $48,032,249.

                        AIM TRIMARK SMALL COMPANIES FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   T-SCO-QTR-1 1/07   A I M Advisors, Inc.

AIM Trimark Small Companies Fund

SCHEDULE OF INVESTMENTS
January 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
DOMESTIC COMMON STOCKS-70.83%
ADVERTISING-1.88%
Harte-Hanks, Inc.                                       221,100   $    5,994,021
                                                                  --------------
AGRICULTURAL PRODUCTS-1.60%
Delta and Pine Land Co.                                 125,000        5,087,500
                                                                  --------------
AIR FREIGHT & LOGISTICS-5.41%
Dynamex Inc. (a)(b)                                     386,409        9,436,108
Pacer International, Inc.                               249,400        7,771,304
                                                                  --------------
                                                                      17,207,412
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY GOODS-4.43%
Columbia Sportswear Co.                                 147,000        9,531,480
Hampshire Group, Ltd. (b)                               315,800        4,563,310
                                                                  --------------
                                                                      14,094,790
                                                                  --------------
AUTOMOTIVE RETAIL-3.16%
Lithia Motors, Inc. -Class A                            349,200       10,036,008
                                                                  --------------
BIOTECHNOLOGY-1.96%
Tercica, Inc. (b)                                     1,211,374        6,238,576
                                                                  --------------
COMMUNICATIONS EQUIPMENT-7.81%
Plantronics, Inc.                                       446,000        8,786,200
SpectraLink Corp. (a)(b)                              1,010,562        9,135,481
Tekelec (b)                                             449,500        6,922,300
                                                                  --------------
                                                                      24,843,981
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-3.78%
Sabre Holdings Corp. -Class A                           371,900       12,016,089
                                                                  --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-2.76%
FTI (b)                                                 320,300        8,779,423
                                                                  --------------
EDUCATION SERVICES-2.28%
Educate, Inc. (b)                                       930,240        7,265,174
                                                                  --------------
HEALTH CARE EQUIPMENT-7.35%
Edwards Lifesciences Corp. (b)                          132,700        6,788,932
Kinetic Concepts, Inc. (b)                              337,400       16,596,706
                                                                  --------------
                                                                      23,385,638
                                                                  --------------
HEALTH CARE SUPPLIES-3.03%
Cooper Cos., Inc. (The)                                 202,324        9,650,855
                                                                  --------------
HOME FURNISHINGS-4.77%
Tempur-Pedic International Inc.                         637,100       15,162,980
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-1.12%
Learning Tree International, Inc. (b)                   338,000   $    3,559,140
                                                                  --------------
LEISURE PRODUCTS-3.18%
Polaris Industries Inc.                                 216,100       10,104,836
                                                                  --------------
OFFICE SERVICES & SUPPLIES-0.81%
HNI Corp.                                                53,000        2,572,620
                                                                  --------------
PHARMACEUTICALS-3.63%
Endo Pharmaceuticals Holdings Inc. (b)                  375,600       11,538,432
                                                                  --------------
SPECIALTY CHEMICALS-1.95%
MacDermid, Inc.                                         179,200        6,216,448
                                                                  --------------
SYSTEMS SOFTWARE-4.19%
Embarcadero Technologies, Inc. (a)(b)                 2,131,400       13,342,564
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-1.75%
Northwest Bancorp, Inc.                                 211,428        5,579,585
                                                                  --------------
TRUCKING-3.98%
Con-way Inc.                                            254,200       12,643,908
                                                                  --------------
      Total Domestic Common Stocks
         (Cost $186,036,188)                                         225,319,980
                                                                  --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-12.61%
CANADA-12.19%
Chemtrade Logistics Income Fund (Commodity
   Chemicals)                                           888,800        6,427,881
Cymat Technologies Ltd. (Aluminum) (b)                2,497,500          721,643
Cymat Technologies Ltd.-Wts. expiring
   6/23/08 (Aluminum) (Aquired 06/22/05;
   Cost $0)(c)(d)(e)(f)                                 700,000                0
Duntroon Energy Ltd. (Oil & Gas Exploration
   & Production) (b)(d)                                  69,374                0
Duntroon Energy Warrants (Integrated Oil &
   Gas) (c)(d)(e)                                        69,374                0
FirstService Corp. (Diversified Commercial
   & Professional Services) (b)                         374,500        9,426,948
Husky Injection Molding Systems Ltd.
   (Industrial Machinery)                             1,495,600        7,219,349
MEGA Brands Inc. (Leisure Products) (b)                 697,000       14,968,293
                                                                  --------------
                                                                      38,764,114
                                                                  --------------
NETHERLANDS-0.42%
ASM International N. V. - ADR
   (Semiconductor Equipment) (b)                         57,900        1,342,701
                                                                  --------------

AIM Trimark Small Companies Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
      Total Foreign Common Stocks & Other Equity
         Interests
         (Cost $36,447,525)                                           40,106,815
                                                                  --------------
MONEY MARKET FUNDS-16.13%
Liquid Assets Portfolio -Institutional Class (g)     25,662,495   $   25,662,495
Premier Portfolio-Institutional Class (g)            25,662,495       25,662,495
                                                                  --------------
      Total Money Market Funds
         (Cost $51,324,990)                                           51,324,990
                                                                  --------------
TOTAL INVESTMENTS-99.57%
   (Cost $273,808,703)                                               316,751,785
OTHER ASSETS LESS LIABILITIES-0.43%                                    1,365,619
                                                                  --------------
NET ASSETS-100.00%                                                $  318,117,404
                                                                  ==============

Investment Abbreviations:

ADR -- American Depositary Receipt

Wts. -- Warrants

Notes to Schedule of Investments:

(a) Affiliated company. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of January 31, 2007 was $31,914,153, which represented 10.03% of the Fund's Net Assets. See Note 2.

(b)  Non-income producing security.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at January 31, 2007 represented less than 0.01% of the Fund's Net Assets. See Note 1A.

(d) Security considered to be illiquid. The Fund is limited to investing 15 % of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2007 represented less than 0.01% of the Fund's Net Assets.

(e) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at January 31, 2007 represented less than 0.01% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Trimark Small Companies Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Trimark Small Companies Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM Trimark Small Companies Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

                                                                         CHANGE IN
                                                                        UNREALIZED                              REALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     GAIN
FUND                       10/31/06        COST           SALES       (DEPRECIATION)     01/31/07     INCOME     (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -------
Liquid Assets
   Portfolio-
   Institutional Class   $18,412,324    $13,340,248    $ (6,090,077)        $--        $25,662,495   $ 97,939      $--
Premier Portfolio-
   Institutional Class    18,412,324     13,340,248      (6,090,077)         --         25,662,495     97,303       --
                         -----------    -----------    ------------         ---        -----------   --------      ---
   Subtotal              $36,824,648    $26,680,496    $(12,180,154)        $--        $51,324,990   $195,242      $--
                         -----------    -----------    ------------         ---        -----------   --------      ---

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the three months ended January 31, 2007

                                                                       CHANGE IN
                                                                      UNREALIZED
                          VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
                         10/31/06        COST           SALES       (DEPRECIATION)     01/31/07     INCOME    GAIN (LOSS)
                       -----------   ------------   -------------   --------------   -----------   --------   -----------
Dynamex Inc.           $ 9,539,929    $        --   $ (1,510,443)    $ 1,406,622     $ 9,436,108   $     --     $388,945
Embarcadero
   Technologies Inc.    13,602,040      2,860,061             --      (3,119,537)     13,342,564         --           --
SpectraLink Inc.         9,327,487             --             --        (192,006)      9,135,481         --           --
                       -----------    -----------   ------------     -----------     -----------   --------     --------
   Subtotal            $32,469,456    $ 2,860,061   $ (1,510,443)    $(1,904,921)    $31,914,153   $195,242     $388,945
                       -----------    -----------   ------------     -----------     -----------   --------     --------
   TOTAL INVESTMENTS
      IN AFFILIATES    $69,294,104    $29,540,557   $(13,690,597)    $(1,904,921)    $83,239,143   $195,242     $388,945
                       ===========    ===========   ============     ===========     ===========   ========     ========

AIM Trimark Small Companies Fund

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $17,682,693 and $17,906,415, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $49,187,867
Aggregate unrealized (depreciation) of investment securities    (6,430,739)
                                                               -----------
Net unrealized appreciation of investment securities           $42,757,128
                                                               ===========

Cost of investments for tax purposes is $273,994,657.

Item 2. Controls and Procedures.

     (a) As of March 15, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 15, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: March 30, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: March 30, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: March 30, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.